UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 28, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (24.2%)
Austria (0.4%)
OMV AG	1,483	$63
Raiffeisen Bank International AG	521	18
Voestalpine AG	591	18
		99
Belgium (0.4%)
Delhaize Group SA	2,078	113

Finland (0.6%)
Neste Oil Oyj (a)	2,371	34
Stora Enso Oyj, Class R	10,568	68
UPM-Kymmene Oyj	4,914	55
		157
France (4.1%)
AXA SA	6,152	106
Bouygues SA	3,832	104
Cie de St-Gobain	2,817	104
CNP Assurances	1,089	15
Electricite de France SA	4,118	79
France Telecom SA	10,337	105
GDF Suez	5,950	115
Peugeot SA (a)	13,032	94
Renault SA	1,645	103
Societe Generale SA (a)	3,079	101
Suez Environnement Co.	3,167	40
Veolia Environnement SA	8,688	110
		1,076
Germany (3.6%)
Bayerische Motoren Werke AG (Preference)	90	6
Commerzbank AG (a)	72,250	106
Deutsche Lufthansa AG (Registered)	5,218	102
E.ON SE	6,693	117
Hochtief AG (a)	677	44
Metro AG	3,778	107
Muenchener Rueckversicherungs AG (Registered)	583	109
RWE AG	3,005	112
RWE AG (Preference)	216	8
Salzgitter AG	1,042	42
Volkswagen AG	396	74
Volkswagen AG (Preference)	543	108
		935
Italy (5.3%)
Assicurazioni Generali SpA	6,793	106
Banco Popolare SC (a)	82,305	104
Enel SpA	33,181	108
Exor SpA	1,163	33
Fiat SpA (a)	19,178	102
Intesa Sanpaolo SpA	242,740	351
Telecom Italia SpA	202,507	138
UniCredit SpA (a)	77,656	331

	Shares	Value (000)
Unione di Banche Italiane SCPA	28,992	$107
		1,380
Netherlands (1.2%)
Aegon N.V.	17,976	108
ING Groep N.V. CVA (a)	14,110	100
Koninklijke KPN N.V.	29,178	98
		306
Portugal (0.4%)
EDP - Energias de Portugal SA	35,515	109

Spain (0.6%)
Acciona SA	485	26
Bankia SA (a)	37,400	8
International Consolidated Airlines Group SA (a)	4,748	18
Repsol SA	5,193	106
		158
United States (7.6%)
Alaska Air Group, Inc. (a)	3,200	205
Delta Air Lines, Inc. (a)	38,500	636
JetBlue Airways Corp. (a)	12,800	88
Southwest Airlines Co.	33,600	453
United Continental Holdings, Inc. (a)	15,300	490
US Airways Group, Inc. (a)	7,400	125
		1,997
Total Common Stocks (Cost $5,860)		6,330

Investment Company (4.5%)
United Kingdom
ETFS Short Copper (a) (Cost $1,112)	39,447	1,188

Commodity Linked Securities (4.8%)
United States
Deutsche Bank AG, S&P GSCI Gold Index - Total Return, Zero Coupon, 10/15/13 – 3/19/14 (b) (Cost $1,252)	1,285,000	1,268

	Face Amount (000)
Fixed Income Securities (36.5%)
Spain
Sovereign
Spain Government Bond,
3.75%, 10/31/15	EUR	5,100	6,678
3.00%, 4/30/15	2,225		2,885
Total Fixed Income Securities (Cost $9,770)			9,563

	Shares	Value (000)
Short-Term Investments (28.1%)
Investment Company (26.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $7,002)	7,002,016	$7,002

	Face Amount (000)
U.S. Treasury Security (1.4%)
U.S. Treasury Bill,
0.12%, 8/8/13 (d) (Cost $362)	$362	362

Total Short-Term Investments (Cost $7,364)		7,364
Total Investments (98.1%) (Cost $25,358) (e)+		25,713
Other Assets in Excess of Liabilities (1.9%)		486
Net Assets (100.0%)		$26,199

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at March 28, 2013.
(e)	Securities are available for collateral in connection with open foreign currency exchange contracts, futures contracts and swap agreements.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $25,358,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $355,000 of which approximately $769,000 related to appreciated securities and approximately $414,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CAD	94	$93	4/18/13	USD	93	$93	$ (—	@)
Bank of America NA	CAD	2,548	2,507	4/18/13	USD	2,483	2,483	(24)
Bank of New York Mellon	AUD	42	43	4/18/13	USD	43	43	(—	@)
Bank of New York Mellon	AUD	1,398	1,454	4/18/13	USD	1,439	1,439	(15)
Credit Suisse London Branch (GFX)	JPY	14,472	154	4/18/13	USD	151	151	(3)
Deutsche Bank AG	AUD	4,461	4,639	4/18/13	USD	4,589	4,589	(50)
Deutsche Bank AG	USD	931	931	4/18/13	EUR	715	916	(15)
Deutsche Bank AG	USD	188	188	4/18/13	EUR	144	185	(3)
Deutsche Bank AG	USD	104	104	4/18/13	GBP	70	106	2
Deutsche Bank AG	USD	49	49	4/18/13	GBP	32	49	—	@
Deutsche Bank AG	USD	267	267	4/18/13	GBP	176	267	—	@
Goldman Sachs International	AUD	25	26	4/18/13	USD	26	26	—	@
Goldman Sachs International	EUR	1,490	1,910	4/18/13	USD	1,930	1,930	20
Goldman Sachs International	EUR	755	968	4/18/13	USD	979	979	11
Goldman Sachs International	EUR	754	967	4/18/13	USD	974	974	7
Goldman Sachs International	EUR	575	737	4/18/13	USD	749	749	12
Goldman Sachs International	USD	47	47	4/18/13	AUD	46	47	—
Goldman Sachs International	USD	152	152	4/18/13	JPY	14,623	155	3
JPMorgan Chase Bank	EUR	2,907	3,727	4/18/13	USD	3,786	3,786	59
JPMorgan Chase Bank	USD	38	38	4/18/13	DKK	217	37	(1)
State Street Bank and Trust Co.	AUD	478	497	4/18/13	USD	492	492	(5)
State Street Bank and Trust Co.	USD	212	212	4/18/13	BRL	416	206	(6)
State Street Bank and Trust Co.	USD	428	428	4/18/13	CHF	405	427	(1)
State Street Bank and Trust Co.	USD	71	$71	4/18/13	GBP	48	$72	$1
State Street Bank and Trust Co.	USD	42	42	4/18/13	JPY	4,048	43	1
State Street Bank and Trust Co.	USD	292	292	4/18/13	SEK	1,862	285	(7)
UBS AG	CHF	153	162	4/18/13	USD	162	162	—	@
UBS AG	EUR	3,299	4,229	4/18/13	USD	4,296	4,296	67
UBS AG	JPY	7,040	75	4/18/13	USD	75	75	—	@
UBS AG	USD	33	33	4/18/13	CHF	31	33	(—	@)
UBS AG	USD	232	232	4/18/13	EUR	179	230	(2)
UBS AG	USD	40	40	4/18/13	EUR	31	40	(—	@)
UBS AG	USD	33	33	4/18/13	EUR	26	33	(—	@)
UBS AG	USD	139	139	4/18/13	EUR	108	139	(—	@)
UBS AG	USD	225	225	4/18/13	GBP	151	230	5
UBS AG	USD	44	44	4/18/13	GBP	29	44	—	@
UBS AG	USD	257	257	4/18/13	HKD	1,993	257	(—	@)
UBS AG	USD	348	348	4/18/13	JPY	33,387	355	7
UBS AG	USD	181	181	4/18/13	JPY	17,176	183	2
UBS AG	USD	33	33	4/18/13	JPY	3,121	33	—	@
UBS AG	USD	66	66	4/18/13	SEK	419	65	(1)
UBS AG	USD	426	426	4/18/13	SEK	2,751	422	(4)
UBS AG	USD	71	71	4/18/13	SEK	459	71	(—	@)
JPMorgan Chase Bank	CNY	13,204	2,110	8/12/13	USD	2,048	2,048	(62)
JPMorgan Chase Bank	USD	2,096	2,096	8/12/13	CNY	13,204	2,110	14
Bank of America NA	RUB	56,162	1,756	9/19/13	USD	1,765	1,765	9
			$33,099				$33,120	$21

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	2	$259	Jun-13	$(5)
CAC 40 Index (France)	2	96	Apr-13	— @
DAX Index (Germany)	6	1,500	Jun-13	(25)
Euro BTP Italian Government Bond (Germany)	2	278	Jun-13	3
Euro OAT (Germany)	2	349	Jun-13	6
Euro Stoxx 50 Index (Germany)	94	3,077	Jun-13	(82)
FTSE 100 Index (United Kingdom)	7	675	Jun-13	(6)
NIKKEI 225 Index (United States)	12	791	Jun-13	37
S&P 500 E MINI Index (United States)	108	8,439	Jun-13	77
TOPIX Index (Japan)	20	2,206	Jun-13	115
UK Long Gilt Bond (United Kingdom)	2	361	Jun-13	11
Short:
Copper High Grade Index (United States)	5	(425)	May-13	14
German Euro Bund (Germany)	9	(1,678)	Jun-13	(19)
MSCI Emerging Market E-Mini (United States)	24	(1,233)	Jun-13	19
				$145

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 28, 2013:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch Custom European Stock Index	EUR	2,997	3-Month EUR-EURIBOR-minus 0.16%	Pay	3/26/14	$117
Barclays Bank	Barclays Custom Emerging Markets Basket	$250		3-Month USD-LIBOR-minus 0.35%	Pay	2/6/14	(1)
Barclays Bank	Barclays Custom Emerging Markets Basket	1,117		3-Month USD-LIBOR-minus 0.35%	Pay	2/10/14	28
Barclays Bank	Barclays Custom Miners Index	910		3-Month USD-LIBOR-minus 0.65%	Pay	2/13/14	120
Barclays Bank	Barclays Custom Miners Index	192		3-Month USD-LIBOR-minus 0.65%	Pay	2/13/14	(1)
Barclays Bank	Barclays Custom China Real Estate Basket	HKD	4,691	3-Month HKD-HIBOR-minus 0.69%	Pay	2/19/14	39
Barclays Bank	Barclays Custom China Real Estate Basket	784		3-Month HKD-HIBOR-minus 0.69%	Pay	2/20/14	(1)
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$1,033		3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	(49)
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$110		3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	$(2)
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Household & Personal Products Index	120		3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	(9)
JPMorgan Chase Bank	JPMorgan chase Custom Machinery Index	1,225		3-Month USD-LIBOR-minus 0.30%	Pay	2/17/14	139
JPMorgan Chase Bank	JPMorgan chase Custom Machinery Index	1,290		3-Month USD-LIBOR-minus 0.30%	Pay	2/17/14	76
JPMorgan Chase Bank	JPMorgan chase Custom Machinery Index	220		3-Month USD-LIBOR-minus 0.30%	Pay	2/17/14	12
JPMorgan Chase Bank	MSCI China Banks Index	HKD	9,599	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	(16)
JPMorgan Chase Bank	MSCI China Banks Index	621		3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	(— @)
							$452

EURIBOR		Euro Interbank Offered Rate.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Total Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Investment Companies (99.7%)
Emerging Markets Debt (49.7%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Domestic Debt Portfolio - Class I (a)	45,121	$570
Morgan Stanley Institutional Fund, Inc. - Emerging Markets External Debt Portfolio - Class I (a)	52,286	567
		1,137
Emerging Markets Equity (50.0%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio - Class I (a)	43,768	1,144
Total Investment Companies (Cost $2,009)		2,281

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $12)	12,107	12
Total Investments (100.2%) (Cost $2,021) +		2,293
Liabilities in Excess of Other Assets (-0.2%)		(5)
Net Assets (100.0%)		$2,288

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	For the three months ended March 28, 2013, the cost of purchases and the proceeds from affiliated registered investment companies were as follows:

Morgan Stanley Institutional Fund, Inc.	Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)		Dividend Income (000)	Value March 28, 2013 (000)
Emerging Markets	$1,274	$96	$236	$10		$9	$1,144
Emerging Markets Domestic Debt	564	17	8	(—	@)	12	570
Emerging Markets External Debt	447	199	68	6		16	567

@	Amount is less than $500.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $2,021,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $272,000 of which approximately $272,000 related to appreciated securities and zero related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (83.2%)
Australia (4.9%)
AGL Energy Ltd.	9,915	$164
ALS Ltd (a)	5,808	63
Amcor Ltd.	21,186	205
AMP Ltd.	54,310	295
APA Group	13,506	84
Asciano Ltd.	17,074	99
Aurizon Holding Ltd.	29,706	125
Australia & New Zealand Banking Group Ltd.	48,057	1,427
BHP Billiton Ltd.	57,735	1,969
Brambles Ltd.	27,666	244
Coca-Cola Amatil Ltd.	10,791	164
Cochlear Ltd. (a)	994	70
Commonwealth Bank of Australia	26,967	1,909
Crown Ltd. (a)	7,124	91
CSL Ltd.	8,961	553
Echo Entertainment Group Ltd.	12,876	47
Fortescue Metals Group Ltd. (a)	20,871	86
Goodman Group REIT	33,095	165
Harvey Norman Holdings Ltd. (a)	12,522	36
Iluka Resources Ltd.	7,794	76
Incitec Pivot Ltd.	27,767	89
Insurance Australia Group Ltd.	39,271	233
Leighton Holdings Ltd.	2,408	51
Lend Lease Group REIT	6,371	68
Macquarie Group Ltd.	5,427	210
National Australia Bank Ltd.	36,404	1,169
Newcrest Mining Ltd. (a)	19,055	398
Orica Ltd.	6,186	157
Origin Energy Ltd.	19,437	269
QBE Insurance Group Ltd. (a)	17,681	249
Rio Tinto Ltd.	7,662	456
Santos Ltd.	16,726	216
Shopping Centres Australasia Property Group REIT (a)(b)	5,067	9
Sonic Healthcare Ltd.	7,910	115
Stockland REIT	101,290	385
Suncorp Group Ltd.	21,848	269
TABCORP Holdings Ltd. (a)	12,450	42
Tatts Group Ltd.	23,904	79
Telstra Corp., Ltd.	71,186	334
Toll Holdings Ltd.	11,948	74
Transurban Group (a)	23,148	154
Wesfarmers Ltd.	17,215	721
Westfield Group REIT	45,399	513
Westfield Retail Trust REIT	77,001	242
Westpac Banking Corp.	48,976	1,568
Woodside Petroleum Ltd.	11,156	416
Woolworths Ltd.	20,811	732
WorleyParsons Ltd. (a)	3,910	100
		17,190
Austria (0.4%)
Erste Group Bank AG (b)	8,115	226
OMV AG	8,210	349
Raiffeisen Bank International AG	1,159	40
Telekom Austria AG	36,835	242
Verbund AG, Class A (a)	5,922	128

	Shares	Value (000)
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,568	$76
Voestalpine AG	13,331	409
		1,470
Belgium (1.1%)
Ageas	2,211	75
Anheuser-Busch InBev N.V.	20,634	2,043
Anheuser-Busch InBev N.V. VVPR (b)	20,526	—	@
Belgacom SA	7,938	197
Groupe Bruxelles Lambert SA	4,162	318
KBC Groep N.V.	2,982	103
Solvay SA, Class A	3,108	421
Telenet Group Holding N.V.	1,700	84
UCB SA	5,491	351
Umicore SA	6,682	314
		3,906
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@

Denmark (1.4%)
AP Moeller - Maersk A/S Series B	85	663
DSV A/S	12,593	304
Novo Nordisk A/S Series B	19,962	3,243
Novozymes A/S Series B	16,003	543
TDC A/S	7,922	61
		4,814
Finland (1.1%)
Elisa Oyj (a)	2,603	48
Fortum Oyj	22,810	460
Kesko Oyj, Class B	12,413	388
Kone Oyj, Class B (a)	5,663	445
Metso Oyj	6,451	274
Neste Oil Oyj (a)	7,741	109
Nokia Oyj (a)	128,131	415
Sampo Oyj, Class A	18,254	702
Stora Enso Oyj, Class R	34,570	223
UPM-Kymmene Oyj	34,333	383
Wartsila Oyj (a)	6,961	313
		3,760
France (6.3%)
Accor SA	3,425	119
Air Liquide SA	4,640	564
Alstom SA	6,938	282
AtoS	618	43
AXA SA	23,819	409
BNP Paribas SA	18,425	946
Bouygues SA	9,174	249
Cap Gemini SA	2,656	121
Carrefour SA	16,708	457
Casino Guichard Perrachon SA	1,980	208
Christian Dior SA	1,862	309
Cie de St-Gobain	14,022	520
Cie Generale d’Optique Essilor International SA	4,488	499

	Shares	Value (000)
Cie Generale de Geophysique-Veritas (b)	4,015	$90
Cie Generale des Etablissements Michelin Series B	6,117	512
CNP Assurances	4,174	57
Credit Agricole SA (b)	19,473	160
Danone SA	14,570	1,014
Dassault Systemes SA	1,147	133
Edenred	3,425	112
Electricite de France SA (a)	634	12
Eurazeo	502	25
European Aeronautic Defense and Space Co., N.V.	12,855	654
Fonciere Des Regions REIT	525	41
France Telecom SA	24,502	248
GDF Suez	8,875	171
Gecina SA REIT	422	49
ICADE REIT	439	38
Imerys SA	580	38
Klepierre REIT	1,808	71
L’Oreal SA	963	153
Lafarge SA	4,905	326
Lagardere SCA	3,077	113
Legrand SA	7,891	344
LVMH Moet Hennessy Louis Vuitton SA	6,377	1,095
Natixis	22,393	85
Pernod-Ricard SA	715	89
Peugeot SA (a)(b)	2,704	20
PPR	1,045	230
Publicis Groupe SA	4,917	330
Remy Cointreau SA	664	77
Renault SA	2,059	129
Safran SA	7,807	348
Sanofi	36,427	3,701
Schneider Electric SA	16,893	1,234
SCOR SE	4,281	123
SES SA	1,178	37
Societe BIC SA	576	67
Societe Generale SA (b)	39,250	1,290
Sodexo	1,696	158
STMicroelectronics N.V.	11,597	89
Technip SA	2,570	263
Total SA	38,281	1,833
Unibail-Rodamco SE REIT	1,824	425
Veolia Environnement SA	6,132	77
Vinci SA	19,478	878
Vivendi SA	15,890	328
		21,993
Germany (7.4%)
Adidas AG	5,044	523
Allianz SE (Registered)	12,543	1,704
Axel Springer AG	1,100	48
BASF SE	23,754	2,080
Bayer AG (Registered)	25,073	2,586
Bayerische Motoren Werke AG	10,100	871
Beiersdorf AG	2,082	192
Brenntag AG	1,528	239
Celesio AG	3,996	75
Commerzbank AG (a)(b)	76,469	112

	Shares	Value (000)
Continental AG	1,350	$161
Daimler AG (Registered)	32,215	1,753
Deutsche Bank AG (Registered)	28,194	1,099
Deutsche Boerse AG	1,527	93
Deutsche Lufthansa AG (Registered)	8,586	168
Deutsche Post AG (Registered)	31,214	719
Deutsche Telekom AG (Registered)	89,818	949
E.ON SE	68,477	1,196
Fraport AG Frankfurt Airport Services Worldwide (a)	1,035	58
Fresenius Medical Care AG & Co., KGaA	8,828	596
GEA Group AG	6,333	209
Hannover Rueckversicherung AG (Registered)	1,132	89
Henkel AG & Co., KGaA (Preference)	2,716	261
K&S AG (Registered) (a)	3,503	163
Kabel Deutschland Holding AG	2,504	231
Lanxess AG	2,032	144
Linde AG	3,126	581
Merck KGaA	1,466	221
Metro AG	10,587	301
Muenchener Rueckversicherungs AG (Registered)	5,874	1,099
Porsche Automobil Holding SE (Preference)	4,924	360
ProSiebenSat.1 Media AG	2,416	86
RWE AG	10,510	392
RWE AG (Preference)	883	32
SAP AG	30,816	2,469
Siemens AG (Registered)	20,920	2,253
ThyssenKrupp AG (b)	8,391	171
United Internet AG (Registered)	3,208	78
Volkswagen AG	4,307	810
Volkswagen AG (Preference)	4,109	816
		25,988
Hong Kong (0.0%)
Henderson Land Development Co., Ltd.	211	1
Hong Kong Exchanges and Clearing Ltd. (a)	247	4
MGM China Holdings Ltd.	42,000	90
		95
Indonesia (0.4%)
Adaro Energy Tbk PT	128,200	17
Astra International Tbk PT	240,000	195
Bank Central Asia Tbk PT	147,000	172
Bank Danamon Indonesia Tbk PT	37,000	25
Bank Mandiri Persero Tbk PT	112,500	116
Bank Negara Indonesia Persero Tbk PT	96,000	50
Bank Rakyat Indonesia Persero Tbk PT	135,500	122
Bumi Resources Tbk PT	222,500	16
Charoen Pokphand Indonesia Tbk PT	103,500	54
Golden Agri-Resources Ltd.	167,315	78
Gudang Garam Tbk PT	7,500	38
Indo Tambangraya Megah Tbk PT	5,400	20
Indocement Tunggal Prakarsa Tbk PT	17,500	42
Indofood Sukses Makmur Tbk PT	56,000	43
Kalbe Farma Tbk PT	317,500	40
Perusahaan Gas Negara Persero Tbk PT	131,500	80
Semen Gresik Persero Tbk PT	44,000	80
Tambang Batubara Bukit Asam Persero Tbk PT	10,500	16

	Shares	Value (000)
Telekomunikasi Indonesia Persero Tbk PT	118,500	$134
Unilever Indonesia Tbk PT	17,000	40
United Tractors Tbk PT	20,817	39
		1,417
Ireland (0.1%)
CRH PLC	13,587	300
Elan Corp. PLC (b)	3,967	46
Kerry Group PLC, Class A	1,825	109
Ryanair Holdings PLC ADR	700	29
		484
Italy (0.6%)
Banco Popolare SC (b)	31,003	39
Fiat Industrial SpA	91,500	1,029
Intesa Sanpaolo SpA	140,846	206
Luxottica Group SpA	11,739	588
UniCredit SpA (b)	55,937	239
Unione di Banche Italiane SCPA	11,978	44
		2,145
Japan (20.8%)
ABC-Mart, Inc. (a)	800	30
Aeon Mall Co., Ltd.	3,200	97
Ajinomoto Co., Inc.	17,000	249
Asahi Glass Co., Ltd.	64,300	445
Asahi Kasei Corp. (a)	48,000	323
Asics Corp. (a)	4,100	67
Astellas Pharma, Inc.	18,200	978
Bank of Yokohama Ltd. (The)	91,000	526
Benesse Holdings, Inc.	2,454	104
Bridgestone Corp.	46,800	1,566
Canon, Inc.	13,904	510
Central Japan Railway Co. (a)	5,100	537
Chiba Bank Ltd. (The)	37,000	266
Chubu Electric Power Co., Inc. (a)	9,900	120
Chugai Pharmaceutical Co., Ltd.	8,900	198
Credit Saison Co., Ltd. (a)	7,800	194
Dai Nippon Printing Co., Ltd. (a)	16,100	153
Daihatsu Motor Co., Ltd. (a)	6,000	124
Daiichi Sankyo Co., Ltd. (a)	26,300	506
Daikin Industries Ltd. (a)	5,400	211
Daito Trust Construction Co., Ltd. (a)	3,056	262
Daiwa House Industry Co., Ltd.	18,600	363
Daiwa Securities Group, Inc.	142,000	999
Denso Corp.	20,650	872
East Japan Railway Co.	12,600	1,035
Eisai Co., Ltd. (a)	15,300	683
FANUC Corp.	10,650	1,628
Fast Retailing Co., Ltd.	4,400	1,399
Fuji Heavy Industries Ltd.	16,000	252
FUJIFILM Holdings Corp.	19,100	376
Fujitsu Ltd.	74,200	308
Fukuoka Financial Group, Inc.	54,000	270
GS Yuasa Corp. (a)	10,000	42
Hamamatsu Photonics KK (a)	1,900	75

	Shares	Value (000)
Hankyu Hanshin Holdings, Inc. (a)	30,000	$181
Hirose Electric Co., Ltd. (a)	1,300	171
Hisamitsu Pharmaceutical Co., Inc. (a)	2,500	135
Hitachi Ltd.	133,000	771
Hitachi Metals Ltd. (a)	4,000	38
Honda Motor Co., Ltd.	49,013	1,874
Hoya Corp.	28,400	533
IHI Corp. (a)	38,530	117
Inpex Corp.	81	434
Isuzu Motors Ltd.	33,000	199
ITOCHU Corp. (a)	46,151	563
Japan Real Estate Investment Corp. REIT	18	249
Japan Retail Fund Investment Corp. REIT	60	149
JFE Holdings, Inc. (a)	14,000	268
JGC Corp.	15,546	397
Joyo Bank Ltd. (The) (a)	64,000	356
JSR Corp.	11,308	231
JX Holdings, Inc.	85,146	477
Kansai Electric Power Co., Inc. (The) (b)	14,200	134
Kansai Paint Co., Ltd.	6,000	66
Kawasaki Heavy Industries Ltd. (a)	35,500	112
Keikyu Corp. (a)	15,000	156
Keio Corp. (a)	11,000	94
Keyence Corp.	1,557	476
Kintetsu Corp. (a)	58,750	273
Komatsu Ltd. (a)	57,400	1,362
Konica Minolta Holdings, Inc. (a)	19,030	138
Kubota Corp. (a)	75,000	1,082
Kuraray Co., Ltd. (a)	24,056	338
Kurita Water Industries Ltd.	1,200	27
Kyocera Corp.	6,600	602
Kyushu Electric Power Co., Inc. (a)(b)	6,300	64
LIXIL Group Corp. (a)	7,162	142
Makita Corp. (a)	3,000	133
Marubeni Corp.	64,550	491
Mitsubishi Chemical Holdings Corp. (a)	54,500	258
Mitsubishi Corp. (a)	41,500	776
Mitsubishi Electric Corp.	56,352	456
Mitsubishi Estate Co., Ltd.	43,000	1,211
Mitsubishi Heavy Industries Ltd.	102,550	590
Mitsubishi Materials Corp.	74,000	208
Mitsubishi Tanabe Pharma Corp.	9,200	141
Mitsubishi UFJ Financial Group, Inc. (a)(c)	266,806	1,599
Mitsui & Co., Ltd. (a)	50,500	707
Mitsui Fudosan Co., Ltd.	30,900	877
Mitsui OSK Lines Ltd. (b)	11,000	36
Mizuho Financial Group, Inc. (a)	1,161,900	2,481
MS&AD Insurance Group Holdings (a)	12,160	269
Murata Manufacturing Co., Ltd. (a)	8,000	602
Nabtesco Corp.	2,600	53
NEC Corp. (a)	96,900	257
NGK Insulators Ltd.	12,660	134
NGK Spark Plug Co., Ltd.	12,059	184
NHK Spring Co., Ltd.	4,000	42
Nidec Corp. (a)	3,304	197
Nikon Corp. (a)	11,000	258
Nintendo Co., Ltd. (a)	3,308	357
Nippon Building Fund, Inc. REIT	22	308

	Shares	Value (000)
Nippon Express Co., Ltd.	34,300	$164
Nippon Steel Sumitomo Metal Corp. (a)	260,108	658
Nippon Telegraph & Telephone Corp.	9,200	401
Nippon Yusen KK (a)	43,015	110
Nissan Motor Co., Ltd. (a)	72,905	702
Nitto Denko Corp.	12,600	754
NKSJ Holdings, Inc. (a)	7,500	157
Nomura Holdings, Inc. (a)	165,050	1,017
NSK Ltd. (a)	3,553	27
NTT Data Corp. (a)	60	197
NTT DoCoMo, Inc. (a)	129	191
Obayashi Corp. (a)	27,571	132
OJI Paper Co., Ltd. (a)	13,000	49
Omron Corp.	9,604	242
Ono Pharmaceutical Co., Ltd. (a)	3,200	198
Oriental Land Co., Ltd.	2,250	368
ORIX Corp. (a)	12,900	164
Osaka Gas Co., Ltd. (a)	35,600	155
Otsuka Holdings Co., Ltd. (a)	9,500	330
Resona Holdings, Inc. (a)	27,100	143
Rinnai Corp.	900	64
Rohm Co., Ltd.	5,705	197
Sanrio Co., Ltd. (a)	1,200	53
Santen Pharmaceutical Co., Ltd.	5,200	241
Secom Co., Ltd.	6,485	334
Sekisui Chemical Co., Ltd.	18,072	199
Sekisui House Ltd.	36,646	496
Shimamura Co., Ltd.	300	35
Shimano, Inc.	5,750	469
Shin-Etsu Chemical Co., Ltd. (a)	26,293	1,735
Shionogi & Co., Ltd. (a)	11,700	236
Shizuoka Bank Ltd. (The)	34,000	382
Showa Denko KK	11,000	16
SMC Corp.	3,205	619
Softbank Corp. (a)	32,500	1,491
Sony Corp. (a)	24,993	431
Sumitomo Chemical Co., Ltd.	53,600	167
Sumitomo Corp. (a)	30,400	382
Sumitomo Electric Industries Ltd.	19,400	237
Sumitomo Metal Mining Co., Ltd. (a)	54,300	766
Sumitomo Mitsui Financial Group, Inc.	57,300	2,337
Sumitomo Mitsui Trust Holdings, Inc. (a)	315,167	1,490
Sumitomo Realty & Development Co., Ltd. (a)	14,500	561
Sysmex Corp.	2,000	122
T&D Holdings, Inc. (a)	14,000	166
Taiheiyo Cement Corp. (a)	8,000	19
Taisei Corp.	38,000	105
Takeda Pharmaceutical Co., Ltd. (a)	51,800	2,828
TDK Corp. (a)	4,952	173
Teijin Ltd. (a)	9,608	22
Terumo Corp. (a)	11,750	502
THK Co., Ltd. (a)	2,400	47
Tobu Railway Co., Ltd. (a)	32,900	188
Tohoku Electric Power Co., Inc. (b)	9,300	74
Tokio Marine Holdings, Inc.	22,920	658
Tokyo Electron Ltd. (a)	8,600	365
Tokyo Gas Co., Ltd. (a)	41,600	225
Tokyu Corp. (a)	38,400	284

	Shares	Value (000)
Tokyu Land Corp.	22,000	$206
Toppan Printing Co., Ltd. (a)	16,600	119
Toray Industries, Inc.	86,100	582
Toshiba Corp. (a)	116,026	587
Toyota Industries Corp. (a)	3,450	126
Toyota Motor Corp.	87,955	4,508
Trend Micro, Inc.	7,600	212
Unicharm Corp. (a)	7,600	434
West Japan Railway Co. (a)	2,200	106
Yahoo! Japan Corp. (a)	715	329
Yamada Denki Co., Ltd. (a)	3,970	181
Yamato Holdings Co., Ltd. (a)	10,435	189
		73,056
Malta (0.0%)
BGP Holdings PLC (b)(d)(e)	72,261	—

Mexico (0.3%)
Alfa SAB de CV	28,300	69
America Movil SAB de CV	220,000	234
Cemex SAB de CV (Units) (b)(f)	53,100	64
Coca-Cola Femsa SAB de CV	2,600	42
Fomento Economico Mexicano SAB de CV (Units) (f)	11,000	124
Grupo Financiero Banorte SAB de CV Series O	11,300	91
Grupo Financiero Inbursa SA	12,300	36
Grupo Mexico SAB de CV Series B	22,200	89
Grupo Televisa SAB	19,700	105
Industrias Penoles SAB de CV	875	41
Mexichem SAB de CV	7,000	37
Wal-Mart de Mexico SAB de CV Series V	36,800	120
		1,052
Netherlands (2.5%)
Aegon N.V.	52,345	315
Akzo Nobel N.V.	10,807	686
ArcelorMittal	13,584	175
ASML Holding N.V.	21,837	1,469
Corio N.V. REIT	1,714	80
Fugro N.V. CVA	1,709	94
Gemalto N.V.	1,626	142
Heineken N.V.	6,827	514
ING Groep N.V. CVA (b)	110,130	782
Koninklijke Ahold N.V.	26,319	403
Koninklijke Boskalis Westminster N.V.	1,639	65
Koninklijke DSM N.V.	4,233	246
Koninklijke KPN N.V. (a)	63,825	215
Koninklijke Philips Electronics N.V.	17,573	520
Randstad Holding N.V.	1,874	77
Reed Elsevier N.V.	26,435	453
TNT Express N.V.	43,792	321
Unilever N.V. CVA	44,593	1,827
Wolters Kluwer N.V.	21,335	466
		8,850
Norway (0.9%)
Aker Solutions ASA	6,007	112

	Shares	Value (000)
DnB ASA	26,267	$385
Norsk Hydro ASA	26,092	113
Orkla ASA	21,970	175
Statoil ASA	21,716	525
Subsea 7 SA (a)	4,052	95
Telenor ASA	32,474	710
Yara International ASA	25,660	1,162
		3,277
Philippines (1.4%)
Aboitiz Equity Ventures, Inc.	300,000	405
Aboitiz Power Corp.	257,900	234
Alliance Global Group, Inc.	569,600	295
Ayala Corp.	31,272	434
Ayala Land, Inc.	750,800	602
Bank of the Philippine Islands	253,700	684
Energy Development Corp.	1,090,000	172
Metropolitan Bank & Trust	149,500	429
Philippine Long Distance Telephone Co.	6,650	487
SM Investments Corp.	26,140	714
SM Prime Holdings, Inc.	942,500	441
		4,897
Poland (0.5%)
Bank Pekao SA	3,772	182
BRE Bank SA (b)	554	58
Cyfrowy Polsat SA (b)	8,379	44
Eurocash SA	2,336	38
Jastrzebska Spolka Weglowa SA	1,352	39
Jeronimo Martins SGPS SA	9,615	187
KGHM Polska Miedz SA	4,302	209
PGE SA	25,806	133
Polski Koncern Naftowy Orlen SA (b)	11,024	174
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	57,729	98
Powszechna Kasa Oszczednosci Bank Polski SA	23,228	246
Powszechny Zaklad Ubezpieczen SA	1,800	223
Tauron Polska Energia SA	46,300	61
Telekomunikacja Polska SA	24,034	49
		1,741
Portugal (0.2%)
Banco Espirito Santo SA (Registered) (b)	82,527	85
EDP - Energias de Portugal SA	81,636	251
Galp Energia SGPS SA	11,722	184
Portugal Telecom SGPS SA (Registered) (a)	26,140	129
		649
Russia (0.0%)
Evraz PLC (a)	8,994	30

Singapore (2.6%)
Ascendas Real Estate Investment Trust REIT	73,000	153
CapitaLand Ltd.	121,000	344
CapitaMall Trust REIT	104,218	176
City Developments Ltd.	27,203	248
ComfortDelGro Corp., Ltd.	77,627	120

	Shares	Value (000)
DBS Group Holdings Ltd.	102,091	$1,317
Genting Singapore PLC	345,000	416
Jardine Cycle & Carriage Ltd.	3,065	126
Keppel Corp., Ltd.	74,200	670
Noble Group Ltd.	120,816	118
Oversea-Chinese Banking Corp., Ltd.	188,851	1,622
SembCorp Industries Ltd.	52,694	220
SembCorp Marine Ltd. (a)	47,400	169
Singapore Airlines Ltd.	35,286	309
Singapore Exchange Ltd.	30,071	187
Singapore Press Holdings Ltd. (a)	42,433	153
Singapore Technologies Engineering Ltd.	63,000	219
Singapore Telecommunications Ltd.	375,745	1,088
United Overseas Bank Ltd.	86,956	1,429
Wilmar International Ltd.	54,000	150
		9,234
South Africa (0.6%)
SABMiller PLC	40,697	2,142

Spain (0.5%)
Banco Bilbao Vizcaya Argentaria SA	71,577	620
Banco de Sabadell SA (a)	37,578	69
Banco Popular Espanol SA (b)	76,656	57
Banco Santander SA	131,811	886
CaixaBank (a)	12,623	43
		1,675
Sweden (3.2%)
Alfa Laval AB	8,078	186
Assa Abloy AB, Class B	10,638	434
Atlas Copco AB, Class A	18,917	537
Atlas Copco AB, Class B	10,576	267
Electrolux AB, Class B (a)	6,782	173
Elekta AB, Class B	13,406	204
Getinge AB, Class B (a)	12,330	376
Hennes & Mauritz AB, Class B	34,147	1,221
Investor AB, Class B	17,967	519
Lundin Petroleum AB (b)	6,116	132
Nordea Bank AB	111,981	1,268
Sandvik AB	30,704	472
Scania AB, Class B	10,714	224
Securitas AB, Class B	8,917	84
Skanska AB, Class B	15,029	272
SKF AB, Class B	12,043	294
Svenska Cellulosa AB, Class B	26,584	685
Svenska Handelsbanken AB, Class A (a)	26,132	1,117
Swedish Match AB	8,690	270
Tele2 AB, Class B	10,169	177
Telefonaktiebolaget LM Ericsson, Class B	101,527	1,265
TeliaSonera AB	81,174	580
Volvo AB, Class B	39,886	580
		11,337
Switzerland (9.1%)
ABB Ltd. (Registered) (b)	60,390	1,362

	Shares	Value (000)
Adecco SA (Registered) (b)	187	$10
Baloise Holding AG (Registered)	1,984	186
Banque Cantonale Vaudoise (Registered)	147	82
Cie Financiere Richemont SA	13,451	1,056
Credit Suisse Group AG (Registered) (a)(b)	37,635	988
Geberit AG (Registered) (b)	1,291	318
Givaudan SA (Registered) (b)	236	290
Holcim Ltd. (Registered) (b)	7,299	582
Julius Baer Group Ltd. (b)	5,252	204
Logitech International SA (Registered) (a)(b)	5,574	38
Lonza Group AG (Registered) (b)	1,338	87
Nestle SA (Registered)	112,921	8,166
Novartis AG (Registered)	72,004	5,116
Pargesa Holding SA	250	17
Roche Holding AG (Genusschein)	20,470	4,765
Schindler Holding AG	1,596	234
SGS SA (Registered)	18	44
Sonova Holding AG (Registered) (b)	1,323	159
Swatch Group AG (The)	878	510
Swiss Life Holding AG (Registered) (b)	887	131
Swiss Prime Site AG (Registered) (b)	1,452	118
Swiss Re AG (b)	13,810	1,123
Swisscom AG (Registered)	870	402
Syngenta AG (Registered)	7,377	3,077
UBS AG (Registered) (b)	109,128	1,673
Zurich Insurance Group AG (b)	4,036	1,123
		31,861
United Kingdom (16.9%)
3i Group PLC	12,699	61
Aberdeen Asset Management PLC	21,838	142
Admiral Group PLC	4,166	84
Aggreko PLC	47,326	1,281
AMEC PLC	9,242	148
Anglo American PLC	30,904	794
ARM Holdings PLC	65,564	917
AstraZeneca PLC	31,901	1,599
Aviva PLC	58,392	263
BAE Systems PLC	82,236	493
Barclays PLC	186,480	825
BG Group PLC	88,824	1,524
BHP Billiton PLC	19,891	579
BP PLC	312,570	2,184
British American Tobacco PLC	35,822	1,920
British Land Co., PLC REIT	23,607	195
British Sky Broadcasting Group PLC	60,751	815
BT Group PLC	253,436	1,071
Bunzl PLC	10,223	201
Capita PLC	5,177	71
Carnival PLC	7,516	263
Centrica PLC	83,514	467
Cobham PLC	9,529	35
Compass Group PLC	63,161	807
Croda International PLC	3,255	136
Diageo PLC	54,396	1,715
Experian PLC	20,690	358

	Shares	Value (000)
G4S PLC	11,489	$51
GKN PLC	32,072	129
GlaxoSmithKline PLC	117,867	2,755
Hammerson PLC REIT	19,612	147
HSBC Holdings PLC	542,825	5,794
ICAP PLC	10,255	45
Imperial Tobacco Group PLC	15,352	536
InterContinental Hotels Group PLC	10,384	317
Intertek Group PLC	3,208	165
Intu Properties PLC REIT	14,370	73
Investec PLC	4,775	33
J Sainsbury PLC	33,582	193
Johnson Matthey PLC	4,558	159
Kingfisher PLC	29,861	131
Land Securities Group PLC REIT	21,051	265
Legal & General Group PLC	178,196	468
Lloyds Banking Group PLC (b)	273,373	202
Marks & Spencer Group PLC	47,170	279
Meggitt PLC	16,713	125
National Grid PLC	80,584	937
Next PLC	5,858	389
Old Mutual PLC	110,753	341
Pearson PLC	31,353	564
Petrofac Ltd.	7,247	158
Prudential PLC	50,954	825
Reckitt Benckiser Group PLC	18,318	1,313
Reed Elsevier PLC	38,357	455
Rexam PLC	17,461	140
Rio Tinto PLC	34,791	1,631
Rolls-Royce Holdings PLC (b)	37,886	650
Royal Bank of Scotland Group PLC (b)	48,040	201
Royal Dutch Shell PLC, Class A	96,577	3,124
Royal Dutch Shell PLC, Class B	72,309	2,401
RSA Insurance Group PLC	82,297	146
Sage Group PLC (The)	47,717	248
Schroders PLC	2,211	71
Segro PLC REIT	20,928	81
Serco Group PLC	5,105	49
Severn Trent PLC	11,762	306
Smith & Nephew PLC	75,442	871
Smiths Group PLC	6,792	130
SSE PLC	35,397	798
Standard Chartered PLC	78,945	2,043
Standard Life PLC	44,859	249
Tesco PLC	185,167	1,073
TUI Travel PLC	19,931	99
Tullow Oil PLC	366	7
Unilever PLC	22,049	933
United Utilities Group PLC	5,289	57
Vodafone Group PLC	1,595,538	4,524
Weir Group PLC (The)	4,155	143
Whitbread PLC	6,544	255
Wolseley PLC	5,504	274
WPP PLC	152,636	2,433
Xstrata PLC	39,312	638
		59,372
Total Common Stocks (Cost $283,442)		292,435

	Shares	Value (000)
Short-Term Investments (25.4%)
Securities held as Collateral on Loaned Securities (10.2%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	32,170,667	$32,171

	Face Amount (000)
Repurchase Agreement (1.1%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $3,745; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $3,820)	$3,745	3,745
Total Securities held as Collateral on Loaned Securities (Cost $35,916)		35,916

	Shares
Investment Company (15.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $53,426)	53,426,187	53,426
Total Short-Term Investments (Cost $89,342)		89,342
Total Investments (108.6%) (Cost $372,784) Including $34,332 of Securities Loaned (h)+		381,777
Liabilities in Excess of Other Assets (-8.6%)		(30,106)
Net Assets (100.0%)		$351,671

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $34,332,000 and $36,024,000, respectively. The Portfolio received cash collateral of approximately $35,919,000, of which $35,916,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of approximately $3,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $105,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

For the three months ended March 28, 2013, there were no transactions in Mitsubishi UFJ Financial Group, Inc.; Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(d)

At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at March 28, 2013.
(f)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open foreign currency exchange and futures contracts.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $372,784,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $8,993,000 of which approximately $48,573,000 related to appreciated securities and approximately $39,580,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
VVPR	Verminderde Voorheffing Précompte Réduit.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	USD	13,183	$13,183	4/18/13	AUD	12,812	$13,324	$141
Credit Suisse London Branch (GFX)	USD	23,246	23,246	4/18/13	EUR	17,849	22,881	(365)
Credit Suisse London Branch (GFX)	USD	409	409	4/18/13	GBP	275	418	9
Deutsche Bank AG London	USD	4,981	4,981	4/18/13	EUR	3,825	4,903	(78)
Deutsche Bank AG London	USD	2,229	2,229	4/18/13	EUR	1,744	2,235	6
Deutsche Bank AG London	USD	2,057	2,057	4/18/13	GBP	1,382	2,100	43
Northern Trust Co.	JPY	817,595	8,686	4/18/13	USD	8,519	8,519	(167)
Royal Bank of Scotland	JPY	1,729,633	18,376	4/18/13	USD	18,022	18,022	(354)
Royal Bank of Scotland	USD	26,178	26,178	4/18/13	JPY	2,480,524	26,354	176
State Street Bank and Trust Co.	CHF	3,053	3,216	4/18/13	USD	3,217	3,217	1
State Street Bank and Trust Co.	GBP	1,189	1,807	4/18/13	USD	1,770	1,770	(37)
State Street Bank and Trust Co.	USD	2,112	2,112	4/18/13	CHF	2,000	2,107	(5)
State Street Bank and Trust Co.	USD	12,504	12,504	4/18/13	GBP	8,269	12,564	60
State Street Bank and Trust Co.	USD	750	750	4/18/13	HKD	5,816	749	(1)
UBS AG	EUR	4,227	5,420	4/18/13	USD	5,506	5,506	86
			$125,154				$124,669	$(485)

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	33	$4,267	Jun-13	$(169)
CAC 40 Index (France)	94	4,497	Apr-13	(118)
DAX Index (Germany)	14	3,500	Jun-13	(69)
FTSE 100 Index (United Kingdom)	172	16,598	Jun-13	(180)
FTSE MIB Index (Italy)	32	3,084	Jun-13	(168)
Hang Seng Index (Hong Kong)	73	10,493	Apr-13	(22)
IBEX 35 Index (Spain)	53	5,322	Apr-13	(446)
TOPIX Index (Japan)	101	11,142	Jun-13	579
				$(593)

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (97.2%)
China (19.3%)
Bank of China Ltd. H Shares (a)	859,000	$398
Baoxin Auto Group Ltd. (a)(b)	79,500	61
Beijing Enterprises Holdings Ltd. (a)	16,500	127
China Coal Energy Co., Ltd. H Shares (a)	67,000	60
China Oilfield Services Ltd. H Shares (a)	40,000	84
China Overseas Grand Oceans Group Ltd. (a)	53,000	70
China Overseas Land & Investment Ltd. (a)	22,000	61
China Pacific Insurance Group Co., Ltd. H Shares (a)	69,600	229
China Petroleum & Chemical Corp. H Shares (a)	88,000	104
Daphne International Holdings Ltd. (a)	41,500	52
Qihoo 360 Technology Co., Ltd. ADR (b)	2,753	82
Sino Biopharmaceutical (a)	94,800	66
Tencent Holdings Ltd. (a)	5,300	168
Uni-President China Holdings Ltd. (a)	138,000	158
		1,720
Hong Kong (7.9%)
BOC Hong Kong Holdings Ltd.	49,500	165
Cheung Kong Holdings Ltd.	11,000	162
HKT Trust/HKT Ltd.	64,000	64
Samsonite International SA	55,800	140
Wharf Holdings Ltd.	19,400	173
		704
India (6.5%)
HDFC Bank Ltd. ADR	3,825	143
ICICI Bank Ltd. ADR	3,560	153
ITC Ltd. GDR	28,450	162
Larsen & Toubro Ltd. GDR	4,987	125
		583
Indonesia (8.2%)
Ace Hardware Indonesia Tbk PT	1,767,000	151
Adaro Energy Tbk PT	896,500	121
Gudang Garam Tbk PT	22,000	111
Kalbe Farma Tbk PT	1,142,000	146
Matahari Department Store Tbk PT (b)	40,000	45
Nippon Indosari Corpindo Tbk PT	217,000	161
		735
Korea, Republic of (22.1%)
Able C&C Co., Ltd.	39	3
Cosmax, Inc.	2,260	98
GS Retail Co., Ltd.	2,570	68
Hyundai Engineering & Construction Co., Ltd.	2,602	155
Hyundai Glovis Co., Ltd.	494	85
Hyundai Motor Co.	961	193
LG Chem Ltd.	297	71
LG Display Co., Ltd. (b)	3,220	94
LG Household & Health Care Ltd.	121	66
LG Uplus Corp. (b)	11,290	81
NCSoft Corp.	642	89
Paradise Co., Ltd.	4,008	76
Samsung Electronics Co., Ltd.	515	699
Samsung Electronics Co., Ltd. (Preference)	163	127

	Shares	Value (000)
YG Entertainment, Inc.	1,099	$72
		1,977
Laos (1.1%)
Kolao Holdings	3,887	95

Malaysia (4.5%)
Bursa Malaysia Bhd	62,500	141
IHH Healthcare Bhd (b)	125,400	149
IJM Corp., Bhd	66,000	117
		407
Philippines (9.3%)
BDO Unibank, Inc. (b)	79,600	175
DMCI Holdings, Inc.	103,590	140
GMA Holdings, Inc.	541,800	132
International Container Terminal Services, Inc.	99,000	223
Rizal Commercial Banking Corp.	16,300	28
STI Education Systems Holdings	5,612,000	138
		836
Singapore (2.2%)
Olam International Ltd.	78,636	109
STX OSV Holdings Ltd.	85,000	84
		193
Taiwan (11.5%)
Casetek Holdings Ltd. (b)	13,000	63
Chailease Holding Co., Ltd.	38,000	105
CHC Healthcare Group	11,000	43
Cleanaway Co., Ltd.	9,000	67
Ginko International Co., Ltd.	7,000	115
MediaTek, Inc.	6,000	68
MStar Semiconductor, Inc.	7,000	57
Synnex Technology International Corp.	33,000	60
Taiwan Semiconductor Manufacturing Co., Ltd.	105,000	351
Uni-President Enterprises Corp.	50,426	96
		1,025
Thailand (4.6%)
Banpu PCL	10,500	135
Thai Union Frozen Products PCL	58,800	128
Total Access Communication PCL NVDR	46,100	149
		412
Total Common Stocks (Cost $8,281)		8,687

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $203)	203,003	203
Total Investments (99.5%) (Cost $8,484) +		8,890
Other Assets in Excess of Liabilities (0.5%)		44
Net Assets (100.0%)		$8,934

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $8,484,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $406,000 of which approximately $614,000 related to appreciated securities and approximately $208,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (96.6%)
Austria (0.6%)
Vienna Insurance Group AG Wiener Versicherung Gruppe	152,310	$7,376

Brazil (7.8%)
Banco Bradesco SA (Preference)	923,120	15,596
BRF - Brasil Foods SA	1,100,152	24,281
CCR SA	988,700	10,050
Cia de Bebidas das Americas (Preference) ADR	468,700	19,840
PDG Realty SA Empreendimentos e Participacoes	2,450,200	3,771
Petroleo Brasileiro SA	269,137	2,244
Petroleo Brasileiro SA (Preference)	1,238,172	11,244
Petroleo Brasileiro SA ADR	369,800	6,128
Raia Drogasil SA	449,200	4,790
Ultrapar Participacoes SA	334,300	8,454
		106,398
Chile (2.0%)
Empresa Nacional de Electricidad SA	3,208,382	5,678
SACI Falabella	995,799	11,996
Sociedad Quimica y Minera de Chile SA ADR	176,800	9,804
		27,478
China (10.3%)
Bank of China Ltd. H Shares (a)	37,279,000	17,289
Baoxin Auto Group Ltd. (a)(b)(c)	1,838,500	1,421
Beijing Enterprises Holdings Ltd. (a)	647,500	4,988
Belle International Holdings Ltd. (a)	2,492,000	4,141
China Citic Bank Corp., Ltd. H Shares (a)(b)(c)	2,379,000	1,428
China Coal Energy Co., Ltd. H Shares (a)(c)	2,075,000	1,850
China Construction Bank Corp. H Shares (a)	16,287,250	13,302
China Life Insurance Co., Ltd. H Shares (a)	1,020,000	2,641
China Mengniu Dairy Co., Ltd. (a)	2,663,000	7,650
China Mobile Ltd. (a)	718,000	7,603
China Oilfield Services Ltd. H Shares (a)	1,698,000	3,557
China Overseas Grand Oceans Group Ltd. (a)(c)	1,729,000	2,281
China Overseas Land & Investment Ltd. (a)(c)	2,126,000	5,861
China Pacific Insurance Group Co., Ltd. H Shares (a)	3,909,800	12,869
China Petroleum & Chemical Corp. H Shares (a)(c)	5,348,000	6,297
China Shenhua Energy Co., Ltd. H Shares (a)	804,000	2,921
Chow Tai Fook Jewellery Group Ltd. (a)(c)	365,200	499
CNOOC Ltd. (a)	2,196,000	4,221
Daphne International Holdings Ltd. (a)(c)	1,076,000	1,351
Qihoo 360 Technology Co., Ltd. ADR (b)(c)	145,711	4,317
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)	2,541,300	5,592
Sino Biopharmaceutical (a)	5,952,000	4,156
Tencent Holdings Ltd. (a)(c)	443,900	14,113
Tsingtao Brewery Co., Ltd. H Shares (a)(c)	918,000	5,854
Uni-President China Holdings Ltd. (a)	3,761,000	4,312
		140,514
Colombia (1.1%)
Almacenes Exito SA	163,732	2,960
Cemex Latam Holdings SA (b)	572,712	4,304
Grupo de Inversiones Suramericana SA	183,000	3,910

	Shares	Value (000)
Grupo de Inversiones Suramericana SA (Preference)	138,600	$2,976
		14,150
Greece (0.5%)
Coca Cola Hellenic Bottling Co. S.A. (b)	272,241	7,294

Hong Kong (0.9%)
Samsonite International SA	4,965,300	12,409

Hungary (0.7%)
Richter Gedeon Nyrt	69,725	9,753

India (7.5%)
ACC Ltd.	298,028	6,356
Asian Paints Ltd.	86,617	7,837
Glenmark Pharmaceuticals Ltd.	1,014,340	8,639
HCL Technologies Ltd.	426,712	6,242
HDFC Bank Ltd.	1,213,638	13,964
IndusInd Bank Ltd.	1,091,862	8,130
ITC Ltd.	2,091,013	11,906
Larsen & Toubro Ltd.	204,620	5,144
Reliance Industries Ltd.	307,781	4,377
Sun Pharmaceutical Industries Ltd.	504,630	7,604
Tata Consultancy Services Ltd.	374,759	10,865
Tata Steel Ltd.	806,692	4,643
Zee Entertainment Enterprises Ltd.	1,655,487	6,410
		102,117
Indonesia (5.6%)
Adaro Energy Tbk PT	40,955,000	5,521
Bank Tabungan Negara Persero Tbk PT	40,695,954	7,119
Gudang Garam Tbk PT	1,317,500	6,637
Harum Energy Tbk PT	8,993,500	4,442
Indofood Sukses Makmur Tbk PT	8,502,500	6,519
Indosat Tbk PT	18,396,500	12,305
Kalbe Farma Tbk PT	54,190,500	6,915
Lippo Karawaci Tbk PT	91,151,000	12,851
Matahari Department Store Tbk PT (b)	6,208,500	7,028
Semen Gresik Persero Tbk PT	3,505,500	6,385
		75,722
Korea, Republic of (13.5%)
Cheil Industries, Inc.	58,458	4,634
Cheil Worldwide, Inc. (b)	131,105	2,834
Cosmax, Inc.	45,940	1,984
GS Retail Co., Ltd.	114,920	3,026
Hotel Shilla Co., Ltd.	9,416	465
Hyundai Engineering & Construction Co., Ltd.	158,454	9,442
Hyundai Glovis Co., Ltd.	36,411	6,283
Hyundai Motor Co.	100,636	20,216
Korean Air Lines Co., Ltd. (b)	77,111	2,814
KT Corp.	96,580	3,047
LG Chem Ltd.	12,128	2,889
LG Display Co., Ltd. (b)	42,030	1,220
LG Household & Health Care Ltd.	10,891	5,981
LG Uplus Corp. (b)	342,540	2,469

	Shares	Value (000)
Mando Corp.	15,946	$1,670
NCSoft Corp.	36,726	5,116
Nexon Co., Ltd. (c)	740,300	7,180
Orion Corp.	4,183	4,091
Paradise Co., Ltd.	109,434	2,085
Samsung Electronics Co., Ltd.	46,536	63,158
Samsung Electronics Co., Ltd. (Preference)	15,182	11,844
Samsung Fire & Marine Insurance Co., Ltd. (b)	15,621	3,054
Shinhan Financial Group Co., Ltd.	124,182	4,448
SK C&C Co., Ltd.	51,054	4,566
SM Entertainment Co. (b)	84,616	3,571
Woongjin Coway Co., Ltd. (b)	134,232	5,960
		184,047
Malaysia (2.9%)
Astro Malaysia Holdings Bhd	7,354,800	6,888
CIMB Group Holdings Bhd	4,364,500	10,782
Gamuda Bhd	5,680,000	7,576
IHH Healthcare Bhd (b)	4,934,200	5,864
IJM Corp., Bhd	4,730,100	8,417
		39,527
Mexico (5.9%)
Alfa SAB de CV	3,247,500	7,925
Cemex SAB de CV ADR (b)(c)	1,198,300	14,631
Grupo Financiero Banorte SAB de CV Series O	774,743	6,210
Grupo Financiero Santander Mexico SAB de CV ADR (b)	834,700	12,880
Grupo Televisa SAB ADR	329,100	8,757
Mexichem SAB de CV	1,644,644	8,808
Wal-Mart de Mexico SAB de CV Series V	6,616,300	21,588
		80,799
Panama (0.6%)
Copa Holdings SA, Class A	65,800	7,870

Peru (1.4%)
Credicorp Ltd.	112,015	18,600

Philippines (5.3%)
BDO Unibank, Inc. (b)	6,592,750	14,499
Bloomberry Resorts Corp. (b)	18,205,300	6,353
DMCI Holdings, Inc.	6,853,680	9,237
International Container Terminal Services, Inc.	3,142,000	7,091
Metro Pacific Investments Corp.	92,600,000	12,661
Philippine Long Distance Telephone Co.	161,560	11,829
SM Investments Corp.	401,380	10,966
		72,636
Poland (3.8%)
Bank Pekao SA	125,632	6,056
Bank Zachodni WBK SA	132,629	10,262
Jeronimo Martins SGPS SA	755,542	14,716
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	5,172,330	8,782
Powszechny Zaklad Ubezpieczen SA	55,666	6,905

	Shares	Value (000)
Telekomunikacja Polska SA	2,354,214	$4,821
		51,542
Qatar (0.6%)
Industries Qatar QSC	187,880	8,298

Russia (3.8%)
Eurasia Drilling Co., Ltd. GDR	152,364	5,409
Gazprom OAO ADR	524,685	4,486
Lukoil OAO ADR	266,867	17,186
Mail.ru Group Ltd. GDR	179,205	4,964
MegaFon OAO GDR (b)	241,696	7,493
MMC Norilsk Nickel OJSC ADR	345,800	5,841
Yandex N.V., Class A (b)	288,000	6,658
		52,037
South Africa (4.0%)
AngloGold Ashanti Ltd.	139,603	3,265
AngloGold Ashanti Ltd. ADR	35,220	829
Life Healthcare Group Holdings Ltd. (c)	1,356,600	5,105
Mondi PLC	369,800	5,007
Naspers Ltd., Class N	163,076	10,159
Pick n Pay Stores Ltd. (c)	1,146,920	5,310
SABMiller PLC	220,432	11,639
Sasol Ltd.	289,600	12,829
		54,143
Switzerland (0.8%)
Swatch Group AG (The)	19,456	11,313

Taiwan (6.5%)
Asustek Computer, Inc.	502,536	5,975
Chailease Holding Co., Ltd.	2,530,000	7,023
Chailease Holding Co., Ltd. GDR (b)	214,300	2,977
CHC Healthcare Group	193,000	758
China Life Insurance Co., Ltd. (b)	5,071,040	5,037
Cleanaway Co., Ltd.	408,000	3,056
Formosa Plastics Corp.	918,000	2,167
Gourmet Master Co., Ltd.	125,000	696
Hon Hai Precision Industry Co., Ltd.	2,215,102	6,126
Lung Yen Life Service Corp.	908,000	3,143
MediaTek, Inc.	222,000	2,524
MStar Semiconductor, Inc.	565,000	4,563
Ruentex Development Co., Ltd.	521,000	1,061
Synnex Technology International Corp.	1,039,000	1,876
Taiwan Cement Corp.	3,840,000	4,726
Taiwan Semiconductor Manufacturing Co., Ltd.	7,807,205	26,109
Uni-President Enterprises Corp.	5,499,411	10,428
		88,245
Thailand (5.4%)
Bangkok Bank PCL NVDR	2,116,700	16,046
Bank of Ayudhya PCL (Foreign)	13,146,700	15,712
Bank of Ayudhya PCL NVDR	520,000	613
Banpu PCL (c)	1,014,650	13,062
Land and Houses PCL NVDR	18,984,600	8,298

	Shares	Value (000)
Robinson Department Store PCL	2,246,000	$5,867
Supalai PCL	9,150,400	6,499
Total Access Communication PCL NVDR	2,060,700	6,667
		72,764
Turkey (4.1%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,214,881	19,472
Haci Omer Sabanci Holding AS	2,049,752	12,122
Tupras Turkiye Petrol Rafinerileri AS	191,508	5,769
Turkiye Garanti Bankasi AS	3,523,825	18,697
		56,060
United States (1.0%)
Yum! Brands, Inc. (c)	194,678	14,005
Total Common Stocks (Cost $1,082,702)		1,315,097

Investment Company (0.7%)
India (0.7%)
Morgan Stanley Growth Fund (b)(d) (Cost $1,535)	7,809,825	9,078

Short-Term Investments (5.5%)
Securities held as Collateral on Loaned Securities (2.9%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	35,944,777	35,945

	Face Amount (000)
Repurchase Agreement (0.3%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $4,185; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $4,268)	$4,185	4,185
Total Securities held as Collateral on Loaned Securities (Cost $40,130)		40,130

	Shares
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $35,363)	35,362,773	35,363
Total Short-Term Investments (Cost $75,493)		75,493
Total Investments (102.8%) (Cost $1,159,730) Including $38,036 of Securities Loaned (f)+		1,399,668
Liabilities in Excess of Other Assets (-2.8%)		(38,338)
Net Assets (100.0%)		$1,361,330

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $38,036,000 and $40,133,000, respectively. The Portfolio received cash collateral of approximately $40,130,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of approximately $3,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

For the three months ended March 28, 2013, there were no transactions in Morgan Stanley Growth Fund, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,159,730,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $239,938,000 of which approximately $299,545,000 related to appreciated securities and approximately $59,607,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
OJSC	Open Joint Stock Company.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)
State Street Bank and Trust Co.	JPY	501,583	$5,329	4/18/13	USD	5,206	$5,206	$(123)

JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (77.2%)
Argentina (3.6%)
Commercial Banks
Banco Macro SA ADR (a)	33,999	$500

Diversified Telecommunication Services
Telecom Argentina SA ADR	37,031	537

Oil, Gas & Consumable Fuels
YPF SA ADR	73,174	1,046
		2,083
Austria (1.5%)
Oil, Gas & Consumable Fuels
OMV AG	20,427	869

Bangladesh (2.4%)
Commercial Banks
Islami Bank Bangladesh Ltd.	1,094,375	616

Wireless Telecommunication Services
GrameenPhone Ltd.	411,472	775
		1,391
Egypt (0.8%)
Automobiles
Ghabbour Auto	115,759	459

France (1.3%)
Oil, Gas & Consumable Fuels
Total SA ADR	15,669	752

Greece (1.4%)
Beverages
Coca Cola Hellenic Bottling Co. S.A. (a)	30,747	824

Kenya (6.3%)
Beverages
East African Breweries Ltd.	396,900	1,444

Commercial Banks
Kenya Commercial Bank Ltd.	2,218,498	1,077

Media
Scan Group Ltd.	1,349,558	1,128
		3,649
Kuwait (3.0%)
Commercial Banks
Burgan Bank SAK	920,304	1,742

	Shares	Value (000)
Laos (2.9%)
Automobiles
Kolao Holdings	67,489	$1,656

Nigeria (18.6%)
Beverages
Nigerian Breweries PLC	2,105,174	2,167

Commercial Banks
Access Bank PLC	17,666,300	1,137
FBN Holdings PLC	14,125,133	1,768
First City Monument Bank PLC (a)	20,650,200	625
Guaranty Trust Bank PLC	5,122,565	840
Zenith Bank PLC (a)	11,841,331	1,591
		5,961
Construction Materials
Dangote Cement PLC	1,198,247	1,122

Oil, Gas & Consumable Fuels
Afren PLC (a)	748,700	1,613
		10,863
Pakistan (0.7%)
Oil, Gas & Consumable Fuels
Oil & Gas Development Co. Ltd.	203,200	416

Panama (2.3%)
Airlines
Copa Holdings SA, Class A	11,400	1,363

Qatar (13.1%)
Commercial Banks
Qatar National Bank SAQ	48,832	1,797

Diversified Telecommunication Services
Qatar Telecom Q-Tel QSC	61,365	1,921

Energy Equipment & Services
Gulf International Services OSC	157,418	1,516

Industrial Conglomerates
Industries Qatar QSC	54,551	2,409
		7,643
Romania (3.8%)
Commercial Banks
Banca Transilvania (a)	2,464,868	1,038

Diversified Financial Services
Fondul Proprietatea SA	6,418,252	1,188
		2,226

	Shares	Value (000)
South Africa (1.3%)
Food Products
Tiger Brands Ltd.	23,900	$764

Sri Lanka (3.9%)
Commercial Banks
Commercial Bank of Ceylon PLC	1,264,114	1,127

Industrial Conglomerates
John Keells Holdings PLC	591,978	1,154
		2,281
United Arab Emirates (10.3%)
Air Freight & Logistics
Aramex PJSC	3,322,277	2,026

Commercial Banks
First Gulf Bank PJSC	528,045	1,991

Construction & Engineering
Drake & Scull International	1,499,279	304

Real Estate Management & Development
Emaar Properties PJSC	1,186,000	1,682
		6,003
Total Common Stocks (Cost $38,218)		44,984

Participation Notes (13.3%)
Saudi Arabia (11.1%)
Commercial Banks
Alinma Bank, expires 9/27/16 (a)	206,399	726
Al Rajhi Bank Series 0002, expires 2/16/15	77,159	1,363
HSBC Bank PLC Series 0002, expires 3/7/16	105,430	768
		2,857
Food & Staples Retailing
Herfy Food Services Co. Series 0001, expires 5/17/13	18,060	559

Specialty Retail
United Electronics Co., expires 2/4/16 (a)	25,816	859

Wireless Telecommunication Services
Etihad Etisalat Co., expires 9/27/16	100,979	2,201
		6,476
United Arab Emirates (2.2%)
Diversified Telecommunication Services
Emirates Telecommunications Corp., expires 4/14/14	477,991	1,269
Total Participation Notes (Cost $7,431)		7,745

Short-Term Investment (7.1%)
Investment Company
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $4,145)	4,144,939	4,145
Total Investments (97.6%) (Cost $49,794) +		56,874
Other Assets in Excess of Liabilities (2.4%)		1,416
Net Assets (100.0%)		$58,290

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $49,794,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $7,080,000 of which approximately $8,709,000 related to appreciated securities and approximately $1,629,000 related to depreciated securities.

ADR	American Depositary Receipt.
PJSC	Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (89.3%)
Australia (1.5%)
Aurizon Holding Ltd.	11,262	$47

Brazil (0.7%)
LLX Logistica SA (a)	15,181	16
OGX Petroleo e Gas Participacoes SA (a)	4,969	6
		22
Canada (7.4%)
Aimia, Inc.	4,849	73
Fairfax Financial Holdings Ltd.	143	56
Sears Canada, Inc.	6,527	63
Whistler Blackcomb Holdings, Inc.	3,489	46
		238
Denmark (2.6%)
Pandora A/S	2,997	83

France (10.4%)
Christian Dior SA	796	132
Edenred	3,986	130
Eurazeo	1,413	72
		334
Greece (1.8%)
JUMBO SA (a)	7,985	57

Hong Kong (1.9%)
L’Occitane International SA	20,000	61

Netherlands (4.8%)
DE Master Blenders 1753 N.V. (a)	10,111	156

Singapore (5.6%)
Jardine Matheson Holdings Ltd.	1,621	106
Mandarin Oriental International Ltd.	47,000	76
		182
South Africa (2.2%)
Naspers Ltd., Class N	1,143	71

Switzerland (5.4%)
Nestle SA ADR	2,393	173

United Kingdom (6.5%)
Burberry Group PLC	3,677	74
Diageo PLC ADR	470	59
Intertek Group PLC	1,450	75
		208
United States (38.5%)
Amazon.com, Inc. (a)	625	167
Anheuser-Busch InBev N.V. ADR	674	67
Apple, Inc.	238	105
Arch Capital Group Ltd. (a)	350	19

	Shares	Value (000)
Covanta Holding Corp.	2,203	$44
Facebook, Inc., Class A (a)	5,683	145
Google, Inc., Class A (a)	196	156
Mastercard, Inc., Class A	147	80
Mead Johnson Nutrition Co.	644	50
Motorola Solutions, Inc.	1,347	86
Philip Morris International, Inc.	593	55
Progressive Corp. (The)	3,089	78
Starbucks Corp.	1,353	77
Visa, Inc., Class A	494	84
Weight Watchers International, Inc.	550	23
		1,236
Total Common Stocks (Cost $2,497)		2,868

Short-Term Investment (5.9%)
Investment Company
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $188)	188,405	188
Total Investments (95.2%) (Cost $2,685) +		3,056
Other Assets in Excess of Liabilities (4.8%)		154
Net Assets (100.0%)		$3,210

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $2,685,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $371,000 of which approximately $451,000 related to appreciated securities and approximately $80,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (93.7%)
Australia (0.3%)
Lynas Corp., Ltd. (a)	45,862	$27

Brazil (1.1%)
LLX Logistica SA (a)	44,768	46
OGX Petroleo e Gas Participacoes SA (a)	31,199	36
		82
Canada (0.7%)
Second Cup Ltd. (The)	11,173	57

Denmark (3.9%)
Pandora A/S	10,710	295

France (20.7%)
Christian Dior SA	4,721	783
Edenred	15,219	498
Eurazeo	5,680	288
		1,569
Greece (4.6%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	25,905	131
JUMBO SA (a)	30,739	219
		350
Hong Kong (3.5%)
L’Occitane International SA	73,500	223
Paul Y Engineering Group Ltd.	412,000	40
		263
Netherlands (9.8%)
DE Master Blenders 1753 N.V. (a)	48,092	743

Singapore (3.3%)
Mandarin Oriental International Ltd.	154,000	249

Switzerland (2.8%)
Nestle SA (Registered)	2,890	209

United States (43.0%)
Akamai Technologies, Inc. (a)	8,806	311
Apple, Inc.	592	262
Crimson Wine Group Ltd. (a)	17,849	166
Dropbox, Inc. (a)(b)(c) (acquisition cost- $25; acquired 5/1/12)	2,743	26
Facebook, Inc., Class A (a)	15,813	404
Fiesta Restaurant Group, Inc. (a)	12,207	324
First Solar, Inc. (a)	19,278	520
Intuitive Surgical, Inc. (a)	580	285
Motorola Solutions, Inc.	8,138	521
Progressive Corp. (The)	4,736	120
Solera Holdings, Inc.	4,871	283
Workday, Inc., Class A (a)	553	34
		3,256
Total Common Stocks (Cost $6,322)		7,100

	Shares	Value (000)
Preferred Stock (0.1%)
United States (0.1%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost - $9; acquired 7/19/12) (Cost $9)	2,935	$9

Convertible Preferred Stocks (0.0%)
United States (0.0%)
Better Place, Inc. Series C (a)(b)(c) (acquisition cost - $29; acquired 11/14/11)	6,429	—
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost - $3; acquired 5/25/12)	277	3
Total Convertible Preferred Stocks (Cost $32)		3

	No. of Contracts
Call Options Purchased (0.7%)
United States (0.7%)
Hillshire Brands Co. January 2014 @$15	19	14
Hillshire Brands Co. January 2014 @$20	155	36
Total Call Options Purchased (Cost $60)		50

	Face Amount (000)
Corporate Bond (0.7%)
United States (0.7%)
Molycorp, Inc.
5.50%, 2/1/18 (Cost $61)	$61	56

	Shares
Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $308)	307,595	308
Total Investments (99.3%) (Cost $6,792) +		7,526
Other Assets in Excess of Liabilities (0.7%)		53
Net Assets (100.0%)		$7,579

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to approximately $38,000 and represents 0.5% of net assets.

(c)

At March 28, 2013, the Portfolio held fair valued securities valued at approximately $38,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $6,792,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $734,000 of which approximately $1,003,000 related to appreciated securities and approximately $269,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (96.4%)
France (6.1%)
Legrand SA	156,643	$6,831
Sanofi	267,788	27,211
		34,042
Germany (4.4%)
SAP AG	305,751	24,495

Italy (1.0%)
Davide Campari-Milano SpA	736,324	5,729

Netherlands (2.4%)
DE Master Blenders 1753 N.V. (a)	882,318	13,629

Sweden (2.3%)
Swedish Match AB	417,385	12,957

Switzerland (9.4%)
Nestle SA (Registered)	725,492	52,465

United Kingdom (36.0%)
Admiral Group PLC	192,298	3,892
British American Tobacco PLC	998,029	53,485
Diageo PLC	837,222	26,397
Experian PLC	495,741	8,587
Imperial Tobacco Group PLC	815,126	28,474
Reckitt Benckiser Group PLC	568,633	40,764
Unilever PLC	956,619	40,466
		202,065
United States (34.8%)
Accenture PLC, Class A	332,675	25,273
Dr. Pepper Snapple Group, Inc.	458,730	21,537
Herbalife Ltd.	232,830	8,720
Kraft Foods Group, Inc.	185,511	9,559
Mead Johnson Nutrition Co.	158,352	12,264
Microsoft Corp.	837,038	23,948
Mondelez International, Inc., Class A	382,809	11,718
Moody’s Corp.	187,324	9,988
NIKE, Inc., Class B	103,111	6,085
Philip Morris International, Inc.	283,135	26,250
Procter & Gamble Co. (The)	332,506	25,623
Visa, Inc., Class A	83,585	14,196
		195,161
Total Common Stocks (Cost $459,709)		540,543

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $13,549)	13,549,351	13,549
Total Investments (98.8%) (Cost $473,258) +		554,092
Other Assets in Excess of Liabilities (1.2%)		6,941
Net Assets (100.0%)		$561,033

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $473,258,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $80,834,000 of which approximately $85,915,000 related to appreciated securities and approximately $5,081,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (93.2%)
Australia (4.2%)
DuluxGroup Ltd.	11,385	$53

Brazil (6.1%)
JHSF Participacoes SA (a)	6,419	24
Tegma Gestao Logistica	1,631	26
Vale SA (Preference)	1,674	28
		78
Canada (7.2%)
Big Rock Brewery, Inc.	902	13
Sears Canada, Inc.	3,762	36
Second Cup Ltd. (The)	3,552	18
Whistler Blackcomb Holdings, Inc.	1,763	24
		91
France (11.8%)
Christian Dior SA	441	73
Eurazeo	1,097	56
Vivendi SA	1,025	21
		150
Germany (1.6%)
ThyssenKrupp AG (a)	958	20

Greece (5.3%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	4,651	24
JUMBO SA (a)	6,047	43
		67
Hong Kong (4.6%)
Shangri-La Asia Ltd.	20,000	39
Swire Pacific Ltd., Class A	1,500	19
		58
Italy (1.9%)
Autogrill SpA	2,045	24

Netherlands (12.8%)
DE Master Blenders 1753 N.V. (a)	4,480	69
Delta Lloyd N.V.	1,741	30
Koninklijke KPN N.V.	5,319	18
Koninklijke Philips Electronics N.V.	1,537	45
		162
Singapore (7.3%)
Jardine Matheson Holdings Ltd.	400	26
Mandarin Oriental International Ltd.	41,000	67
		93
Spain (1.5%)
Baron de Ley (a)	303	19

	Shares	Value (000)
Sweden (1.7%)
Byggmax Group AB	3,996	$22

Switzerland (3.7%)
Nestle SA (Registered)	648	47

Turkey (7.2%)
Is Gayrimenkul Yatirim Ortakligi AS REIT	22,952	19
Ulker Biskuvi Sanayi AS	9,732	73
		92
United States (16.3%)
Apple, Inc.	135	60
Crimson Wine Group Ltd. (a)	3,340	31
First Solar, Inc. (a)	1,480	40
Motorola Solutions, Inc.	1,197	76
		207
Total Common Stocks (Cost $983)		1,183

	Face Amount (000)
Corporate Bond (1.4%)
United States (1.4%)
Molycorp, Inc. 5.50%, 2/1/18 (Cost $20)	$20	18

	Shares
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $10)	10,393	10
Total Investments (95.4%) (Cost $1,013) +		1,211
Other Assets in Excess of Liabilities (4.6%)		58
Net Assets (100.0%)		$1,269

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,013,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $198,000 of which approximately $228,000 related to appreciated securities and approximately $30,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (89.4%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—

Belgium (2.8%)
Anheuser-Busch InBev N.V.	2,624	260

Brazil (4.1%)
CETIP SA - Mercados Organizados	31,804	378

Canada (5.3%)
Brookfield Asset Management, Inc., Class A	7,438	272
Brookfield Infrastructure Partners LP	5,711	217
		489
China (9.1%)
Baidu, Inc. ADR (a)	2,636	231
New Oriental Education & Technology Group ADR	12,234	220
Qihoo 360 Technology Co., Ltd. ADR (a)	8,835	262
Uni-President China Holdings Ltd. (d)	117,000	134
		847
Denmark (4.7%)
DSV A/S	17,914	433

India (7.8%)
Adani Ports and Special Economic Zone	96,610	247
Jubilant Foodworks Ltd. (a)	16,520	379
Nestle India Ltd.	1,143	96
		722
Italy (3.1%)
Prada SpA (d)	28,800	293

South Africa (2.6%)
Naspers Ltd., Class N	3,815	238

Switzerland (1.5%)
Kuehne & Nagel International AG (Registered)	1,319	144

United Kingdom (5.4%)
Burberry Group PLC	16,628	336
Diageo PLC ADR	1,333	167
		503
United States (43.0%)
Amazon.com, Inc. (a)	2,287	609
Apple, Inc.	454	201
Coach, Inc.	3,028	151
Facebook, Inc., Class A (a)	24,761	633
Google, Inc., Class A (a)	795	631
Greenlight Capital Re Ltd., Class A (a)	6,409	157
Mastercard, Inc., Class A	467	253
Monsanto Co.	1,831	193
MSCI, Inc. (a)	4,090	139
Priceline.com, Inc. (a)	330	227
TAL Education Group ADR	32,301	303

	Shares	Value (000)
Visa, Inc., Class A	1,525	$259
Wynn Resorts Ltd.	1,882	236
		3,992
Total Common Stocks (Cost $6,202)		8,299

Convertible Preferred Stocks (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(e) (acquisition cost — $@; acquired 9/16/10)	9	—	@

United States (0.0%)
Better Place, Inc. (a)(b)(e) (acquisition cost — $78; acquired 1/25/10)	31,331	—
Total Convertible Preferred Stocks (Cost $78)		—	@

Participation Notes (5.8%)
China (5.8%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (a)	5,750	154
UBS AG, Kweichow Mountai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/20/14 (a)	14,080	378
Total Participation Notes (Cost $505)		532

Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $431)	431,067	431
Total Investments (99.8%) (Cost $7,216) +		9,262
Other Assets in Excess of Liabilities (0.2%)		19
Net Assets (100.0%)		$9,281

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

At March 28, 2013, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 28, 2013.
(d)	Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to less than $500 and represents less than 0.05% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $7,216,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,046,000 of which approximately $2,424,000 related to appreciated securities and approximately $378,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (99.3%)
Australia (7.6%)
CFS Retail Property Trust Group REIT	1,695,316	$3,548
Commonwealth Property Office Fund REIT	3,490,913	4,034
Dexus Property Group REIT	11,121,065	12,042
Federation Centres Ltd REIT	3,039,698	7,469
Goodman Group REIT	3,172,075	15,787
GPT Group REIT	4,619,199	17,842
Investa Office Fund REIT	865,551	2,758
Mirvac Group REIT	7,089,946	11,958
Stockland REIT	3,101,462	11,786
Westfield Group REIT	4,813,511	54,376
Westfield Retail Trust REIT	7,706,211	24,230
		165,830
Austria (0.1%)
Atrium European Real Estate Ltd.	476,022	2,746

Belgium (0.1%)
Befimmo SCA Sicafi REIT	11,386	724
Cofinimmo REIT	9,828	1,125
		1,849
Brazil (0.5%)
BR Malls Participacoes SA	181,480	2,259
BR Properties SA	184,900	2,050
Iguatemi Empresa de Shopping Centers SA	301,200	3,801
PDG Realty SA Empreendimentos e Participacoes	1,447,700	2,228
		10,338
Canada (2.2%)
Boardwalk REIT	147,780	9,091
Brookfield Canada Office Properties REIT	157,533	4,382
Calloway REIT	128,342	3,699
Canadian Apartment Properties REIT	48,005	1,192
Crombie Real Estate Investment Trust REIT	182,430	2,658
Extendicare Inc/US	194,440	1,550
First Capital Realty, Inc.	138,500	2,584
RioCan REIT	844,656	23,115
		48,271
China (2.7%)
Agile Property Holdings Ltd. (a)	7,632,000	9,094
China Overseas Land & Investment Ltd. (a)	2,568,000	7,080
China Resources Land Ltd. (a)	4,053,000	11,330
Country Garden Holdings Co., Ltd. (a)(b)	25,579,328	12,786
Evergrande Real Estate Group Ltd. (a)	11,079,000	4,467
Guangzhou R&F Properties Co., Ltd. H Shares (a)	4,216,800	7,073
Shimao Property Holdings Ltd. (a)	3,379,000	6,486
		58,316
Finland (0.2%)
Citycon Oyj	77,512	222
Sponda Oyj	648,662	3,060
		3,282

	Shares	Value (000)
France (3.3%)
Altarea REIT	4,414	$806
Fonciere Des Regions REIT	39,365	3,082
Gecina SA REIT	44,978	5,219
ICADE REIT	62,346	5,452
Klepierre REIT	154,403	6,065
Mercialys SA REIT	297,535	6,093
Societe de la Tour Eiffel REIT	20,101	1,147
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	17,004	1,813
Unibail-Rodamco SE REIT	182,244	42,447
		72,124
Germany (0.7%)
Alstria Office AG REIT	328,595	3,702
Deutsche Euroshop AG	70,824	2,865
Deutsche Wohnen AG	30,544	555
GSW Immobilien AG	24,479	968
LEG Immobilien AG (b)	112,611	6,034
Prime Office AG REIT	368,694	1,513
		15,637
Hong Kong (12.5%)
Hang Lung Properties Ltd.	2,918,000	10,901
Henderson Land Development Co., Ltd.	1,220,657	8,350
Hongkong Land Holdings Ltd.	5,442,000	40,325
Hysan Development Co., Ltd.	3,887,014	19,629
Kerry Properties Ltd.	4,522,720	20,072
Link REIT (The)	2,834,500	15,446
New World Development Co., Ltd.	8,642,592	14,630
Sino Land Co., Ltd.	7,070,116	11,986
Sun Hung Kai Properties Ltd.	7,022,180	94,624
Swire Properties Ltd.	3,660,800	12,992
Wharf Holdings Ltd.	2,768,763	24,682
		273,637
India (0.1%)
Religare Health Trust (Units) (b)(c)	2,274,000	1,659

Italy (0.1%)
Beni Stabili SpA	5,048,514	3,010

Japan (13.8%)
Activia Properties, Inc. REIT	229	2,197
Daiwahouse Residential Investment Corp. REIT	212	1,007
GLP J-REIT	5,427	5,829
Japan Real Estate Investment Corp. REIT	1,165	16,101
Japan Retail Fund Investment Corp. REIT	884	2,188
Mitsubishi Estate Co., Ltd.	3,230,000	90,962
Mitsui Fudosan Co., Ltd.	2,496,000	70,848
Nippon Accommodations Fund, Inc. REIT	187	1,579
Nippon Building Fund, Inc. REIT	1,735	24,255
Nippon Prologis, Inc. REIT (b)	634	6,903
Nomura Real Estate Holdings, Inc.	70,500	1,573
NTT Urban Development Corp.	1,004	1,203
Orix, Inc. J-REIT	1,470	2,066
Sumitomo Realty & Development Co., Ltd.	1,653,000	64,006

	Shares	Value (000)
Tokyo Tatemono Co., Ltd.	664,000	$4,712
Tokyu Land Corp.	199,000	1,864
Tokyu, Inc. REIT	59	446
United Urban Investment Corp. REIT	2,492	4,061
		301,800
Malta (0.0%)
BGP Holdings PLC (b)(d)(e)	12,867,024	—

Netherlands (0.7%)
Corio N.V. REIT	175,323	8,179
Eurocommercial Properties N.V. CVA REIT	100,697	3,686
Vastned Retail N.V. REIT	27,366	1,135
Wereldhave N.V. REIT	16,512	1,142
		14,142
Norway (0.1%)
Norwegian Property ASA	2,024,165	3,178

Singapore (3.6%)
Ascendas Real Estate Investment Trust REIT	1,628,000	3,413
CapitaCommercial Trust REIT	4,214,000	5,385
CapitaLand Ltd.	6,185,000	17,602
CapitaMall Trust REIT	4,891,000	8,241
CapitaMalls Asia Ltd.	3,225,000	5,330
City Developments Ltd.	666,000	6,084
Global Logistic Properties Ltd.	7,830,000	16,539
Keppel Land Ltd.	640,000	2,033
Mapletree Commercial Trust REIT	3,103,000	3,365
Mapletree Greater China Commercial Trust REIT (b)	5,655,000	4,741
Suntec REIT	2,347,000	3,406
UOL Group Ltd.	449,000	2,527
		78,666
Sweden (0.7%)
Atrium Ljungberg AB, Class B	200,061	2,794
Castellum AB	277,861	3,957
Hufvudstaden AB, Class A	620,140	7,784
		14,535
Switzerland (0.9%)
Mobimo Holding AG (Registered) (b)	6,909	1,550
PSP Swiss Property AG (Registered) (b)	156,614	14,271
Swiss Prime Site AG (Registered) (b)	58,516	4,737
		20,558
United Kingdom (5.3%)
Big Yellow Group PLC REIT	266,489	1,437
British Land Co., PLC REIT	2,272,292	18,765
Capital & Counties Properties PLC	698,826	2,891
Capital & Regional PLC (b)	4,722,126	2,368
Derwent London PLC REIT	197,575	6,460
Grainger PLC	1,042,107	2,150
Great Portland Estates PLC REIT	839,969	6,329

	Shares	Value (000)
Hammerson PLC REIT	1,974,679	$14,759
Intu Properties PLC REIT	1,093,272	5,553
Land Securities Group PLC REIT	1,809,078	22,788
Londonmetric Property PLC	1,212,252	1,953
LXB Retail Properties PLC (b)	3,749,232	6,494
Quintain Estates & Development PLC (b)	3,675,012	3,741
Safestore Holdings PLC	2,714,749	4,888
Segro PLC REIT	1,041,804	4,026
Shaftesbury PLC REIT	289,225	2,556
ST Modwen Properties PLC	903,112	3,534
Unite Group PLC	1,106,554	5,397
		116,089
United States (44.1%)
Acadia Realty Trust REIT	166,781	4,632
Alexandria Real Estate Equities, Inc. REIT	85,620	6,077
American Campus Communities, Inc. REIT	17,210	780
Apartment Investment & Management Co., Class A REIT	287,118	8,803
Ashford Hospitality Trust, Inc. REIT	341,170	4,217
Assisted Living Concepts, Inc., Class A	18,935	225
AvalonBay Communities, Inc. REIT	465,720	58,993
Boston Properties, Inc. REIT	429,865	43,442
Brookfield Office Properties, Inc.	902,726	15,500
Cabot Industrial Value Fund III, LP REIT (b)(d)(e)(f)	11,809	6,301
Camden Property Trust REIT	265,780	18,254
Cousins Properties, Inc. REIT	450,695	4,818
DCT Industrial Trust, Inc. REIT	1,446,430	10,704
Digital Realty Trust, Inc. REIT	196,150	13,124
Duke Realty Corp. REIT	559,510	9,500
Equity Lifestyle Properties, Inc. REIT	242,327	18,611
Equity Residential REIT	1,583,321	87,178
Essex Property Trust, Inc. REIT	33,140	4,990
Exeter Industrial Value Fund, LP REIT (b)(d)(e)(f)	1,860,000	1,767
Federal Realty Investment Trust REIT	79,104	8,546
Forest City Enterprises, Inc., Class A (b)	1,724,722	30,648
General Growth Properties, Inc. REIT	1,847,497	36,728
HCP, Inc. REIT	1,015,082	50,612
Health Care, Inc. REIT	118,311	8,034
Healthcare Realty Trust, Inc. REIT	522,470	14,833
Host Hotels & Resorts, Inc. REIT	3,333,902	58,310
Hudson Pacific Properties, Inc. REIT	241,460	5,252
KTR Industrial Fund II, LP REIT (b)(d)(e)(f)	4,518,750	5,517
Lexington Realty Trust REIT	28,120	332
Macerich Co. (The) REIT	458,452	29,515
Mack-Cali Realty Corp. REIT	747,068	21,374
ProLogis, Inc. REIT	526,905	21,066
PS Business Parks, Inc. REIT	51,153	4,037
Public Storage REIT	303,105	46,169
Regency Centers Corp. REIT	768,271	40,649
Retail Opportunity Investments Corp. REIT	92,013	1,289
Senior Housing Properties Trust REIT	785,002	21,062
Simon Property Group, Inc. REIT	791,994	125,579
Sovran Self Storage, Inc. REIT	6,569	424
Starwood Hotels & Resorts Worldwide, Inc.	526,396	33,547
Taubman Centers, Inc. REIT	12,950	1,006
Terreno Realty Corp. REIT	49,790	895
Ventas, Inc. REIT	211,840	15,507
Vornado Realty Trust REIT	722,291	60,412

	Shares	Value (000)
Winthrop Realty Trust REIT	171,119	$2,153
		961,412
Total Common Stocks (Cost $1,936,952)		2,167,079

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g) (Cost $23,943)	23,942,849	23,943
Total Investments (100.4%) (Cost $1,960,895) +		2,191,022
Liabilities in Excess of Other Assets (-0.4%)		(9,736)
Net Assets (100.0%)		$2,181,286

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security has been deemed illiquid at March 28, 2013.
(e)

At March 28, 2013, the Portfolio held fair valued securities valued at approximately $13,585,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 — 3/13 and has a current cost basis of approximately $5,905,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,860,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of $3,776,000. At March 28, 2013, these securities had an aggregate market value of approximately $13,585,000 representing 0.6% of net assets.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,960,895,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $230,127,000 of which approximately $294,096,000 related to appreciated securities and approximately $63,969,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (88.9%)
Australia (3.1%)
Aurizon Holding Ltd.	21,916	$92

Belgium (6.0%)
Anheuser-Busch InBev N.V.	1,793	178

Brazil (2.9%)
CETIP SA - Mercados Organizados	7,186	85

Canada (9.0%)
Brookfield Asset Management, Inc., Class A	3,467	127
Brookfield Infrastructure Partners LP	3,712	141
		268
China (5.5%)
New Oriental Education & Technology Group ADR	3,802	69
Sun Art Retail Group Ltd. (a)	39,500	55
Uni-President China Holdings Ltd. (a)	36,000	41
		165
Denmark (4.6%)
DSV A/S	5,716	138

Finland (1.3%)
Kone Oyj, Class B	511	40

France (12.4%)
Christian Dior SA	568	94
Danone SA	1,274	89
Edenred	1,340	44
Hermes International	130	45
Pernod-Ricard SA	807	100
		372
Germany (3.3%)
Adidas AG	942	98

Indonesia (1.7%)
Hero Supermarket Tbk PT (b)	103,000	52

Italy (3.8%)
Prada SpA (a)	11,200	114

Netherlands (2.4%)
DE Master Blenders 1753 N.V. (b)	4,726	73

Norway (1.4%)
Telenor ASA	1,942	42

Singapore (1.8%)
Mandarin Oriental International Ltd.	34,000	55

South Africa (1.8%)
Naspers Ltd., Class N	862	54

	Shares	Value (000)
Switzerland (8.2%)
Kuehne & Nagel International AG (Registered)	844	$92
Nestle SA (Registered)	2,122	153
		245
United Kingdom (19.7%)
British American Tobacco PLC	1,376	74
Burberry Group PLC	5,100	103
Diageo PLC	4,772	150
Imperial Tobacco Group PLC	1,540	54
Intertek Group PLC	865	44
Reckitt Benckiser Group PLC	1,294	93
Tesco PLC	12,194	71
		589
Total Common Stocks (Cost $2,306)		2,660

Participation Notes (6.1%)
China (6.1%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (b)	4,880	131
UBS AG, Kweichow Mountai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/20/14 (b)	1,900	51
Total Participation Notes (Cost $184)		182

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $129)	128,952	129
Total Investments (99.3%) (Cost $2,619) +		2,971
Other Assets in Excess of Liabilities (0.7%)		20
Net Assets (100.0%)		$2,991

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $2,619,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $352,000 of which approximately $421,000 related to appreciated securities and approximately $69,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (96.7%)
Australia (2.9%)
AMP Ltd.	5,402,792	$29,307
Orica Ltd. (a)	303,823	7,734
Santos Ltd.	4,873,332	63,068
WorleyParsons Ltd.	1,827,141	46,969
		147,078
Canada (1.2%)
Encana Corp. (a)	2,064,329	40,155
Turquoise Hill Resources Ltd. (a)(b)	3,223,028	20,527
		60,682
China (0.5%)
AIA Group Ltd. (c)	6,065,300	26,566

France (7.2%)
BNP Paribas SA	818,606	42,015
France Telecom SA	3,233,274	32,701
Legrand SA	1,074,850	46,873
Sanofi	1,830,749	186,027
Vallourec SA	1,191,534	57,276
		364,892
Germany (6.8%)
BASF SE (a)	582,216	50,988
Bayer AG (Registered)	1,095,057	112,956
Continental AG	119,139	14,244
Henkel AG & Co., KGaA (Preference)	279,417	26,895
SAP AG	1,220,650	97,793
Volkswagen AG (Preference)	202,871	40,308
		343,184
Ireland (1.2%)
CRH PLC	2,647,623	58,442

Italy (1.1%)
Eni SpA	2,575,835	57,881

Japan (19.1%)
Asatsu-DK, Inc. (a)	580,485	16,181
Astellas Pharma, Inc.	697,600	37,498
Hitachi Ltd.	6,095,000	35,352
Hoya Corp.	1,100,400	20,644
Inpex Corp.	14,263	76,364
Keyence Corp.	251,010	76,795
Kyocera Corp.	729,100	66,532
Lawson, Inc. (a)	738,300	56,626
Mitsubishi Electric Corp.	7,130,000	57,640
Mitsubishi Estate Co., Ltd.	2,617,000	73,699
MS&AD Insurance Group Holdings (a)	1,201,600	26,589
NGK Spark Plug Co., Ltd.	1,537,000	23,463
Nitto Denko Corp.	251,500	15,042
NTT DoCoMo, Inc. (a)	34,811	51,624
Sekisui House Ltd.	4,814,000	65,203
Sumco Corp.	792,300	8,921
Sumitomo Mitsui Financial Group, Inc. (a)	1,989,351	81,150

	Shares	Value (000)
Sumitomo Mitsui Trust Holdings, Inc. (a)	14,646,999	$69,240
Toyota Motor Corp.	1,992,400	102,123
		960,686
Netherlands (5.4%)
Akzo Nobel N.V.	594,144	37,715
ArcelorMittal	1,019,478	13,133
Unilever N.V. CVA	5,406,438	221,456
		272,304
Singapore (0.7%)
Singapore Telecommunications Ltd. (a)	12,320,000	35,658

Switzerland (15.4%)
Holcim Ltd. (Registered) (b)	677,104	53,959
Nestle SA (Registered)	3,230,762	233,637
Novartis AG (Registered)	2,488,121	176,787
Roche Holding AG (Genusschein)	589,629	137,268
Swisscom AG (Registered)	56,258	26,028
UBS AG (Registered) (b)	4,761,267	72,976
Zurich Insurance Group AG (b)	263,446	73,320
		773,975
United Kingdom (34.3%)
Admiral Group PLC	2,931,708	59,335
Aggreko PLC	1,704,413	46,150
BG Group PLC	5,055,691	86,728
BHP Billiton PLC	1,517,350	44,151
BP PLC	8,238,322	57,569
British American Tobacco PLC	4,356,518	233,470
Bunzl PLC	746,920	14,697
Diageo PLC	1,138,779	35,904
HSBC Holdings PLC	11,151,385	119,031
Imperial Tobacco Group PLC	4,147,045	144,865
Legal & General Group PLC	8,078,888	21,200
Lloyds Banking Group PLC (b)	28,229,663	20,885
Prudential PLC	6,852,698	110,891
Reckitt Benckiser Group PLC	3,160,416	226,563
Resolution Ltd.	15,674,971	64,902
Rio Tinto PLC	665,899	31,214
Smiths Group PLC	3,511,961	67,077
SSE PLC	4,000,773	90,212
Standard Chartered PLC	2,045,918	52,956
Travis Perkins PLC	1,258,833	27,811
Vodafone Group PLC	30,353,565	86,061
Weir Group PLC (The)	556,082	19,121
WM Morrison Supermarkets PLC	8,410,809	35,298
Xstrata PLC	1,780,817	28,899
		1,724,990
United States (0.9%)
Dr. Pepper Snapple Group, Inc.	921,684	43,273
Total Common Stocks (Cost $4,173,943)		4,869,611

	Shares	Value (000)
Short-Term Investments (5.3%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $128,149)	128,149,314	$128,149

Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $139,482)	139,481,889	139,482
Total Short-Term Investments (Cost $267,631)		267,631
Total Investments (102.0%) (Cost $4,441,574) Including $122,616 of Securities Loaned +		5,137,242
Liabilities in Excess of Other Assets (-2.0%)		(102,083)
Net Assets (100.0%)		$5,035,159

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $122,616,000 and $128,527,000, respectively. The Portfolio received cash collateral of approximately $128,149,000 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $378,000 was received in the form of Common Stocks and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $4,441,574,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $695,668,000 of which approximately $891,221,000 related to appreciated securities and approximately $195,553,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (88.2%)
Australia (2.4%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—
Aurizon Holding Ltd.	36,999	155
		155
Belgium (5.1%)
Anheuser-Busch InBev N.V.	3,287	326

Brazil (4.0%)
CETIP SA - Mercados Organizados	21,659	257

Canada (8.7%)
Brookfield Asset Management, Inc., Class A	7,765	283
Brookfield Infrastructure Partners LP	7,134	272
		555
China (13.7%)
Baidu, Inc. ADR (a)	1,835	161
New Oriental Education & Technology Group ADR	8,515	153
Qihoo 360 Technology Co., Ltd. ADR (a)	6,126	182
Sun Art Retail Group Ltd. (d)	66,000	92
Uni-President China Holdings Ltd. (d)	81,000	93
Wynn Macau Ltd. (a)(d)	72,400	192
		873
Denmark (5.9%)
DSV A/S	15,543	375

France (6.5%)
Christian Dior SA	930	154
Danone SA	1,427	99
Pernod-Ricard SA	1,291	161
		414
Germany (2.9%)
Adidas AG	1,775	184

India (1.3%)
MakeMyTrip Ltd. (a)	6,078	85

Indonesia (1.4%)
Hero Supermarket Tbk PT (a)	172,000	86

Italy (4.5%)
Prada SpA (d)	28,300	288

Netherlands (1.9%)
DE Master Blenders 1753 N.V. (a)	7,940	123

Russia (2.0%)
Mail.ru Group Ltd. GDR	4,601	127

Singapore (1.5%)
Mandarin Oriental International Ltd.	58,000	94

	Shares	Value (000)
South Africa (3.5%)
Naspers Ltd., Class N	3,620	$226

Switzerland (5.8%)
Kuehne & Nagel International AG (Registered)	1,620	176
Nestle SA (Registered)	2,708	196
		372
United Kingdom (11.0%)
Burberry Group PLC	12,725	257
Diageo PLC ADR	1,752	220
Reckitt Benckiser Group PLC	1,449	104
Tesco PLC	20,471	119
		700
United States (6.1%)
Greenlight Capital Re Ltd., Class A (a)	7,346	179
TAL Education Group ADR	22,482	211
		390
Total Common Stocks (Cost $4,747)		5,630

Convertible Preferred Stocks (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(c)(e) (acquisition cost - $@; acquired 9/16/10)	6	—	@

United States (0.0%)
Better Place, Inc. Series C (a)(c)(e) (acquisition cost - $49; acquired 11/14/11)	10,721	—
Total Convertible Preferred Stocks (Cost $49)		—	@

Participation Notes (5.5%)
China
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (a)	5,260	141
UBS AG, Kweichow Mountai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/20/14 (a)	7,810	210
Total Participation Notes (Cost $329)		351

Short-Term Investment (5.8%)
Investment Company
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $370)	369,847	370
Total Investments (99.5%) (Cost $5,495) +		6,351
Other Assets in Excess of Liabilities (0.5%)		29
Net Assets (100.0%)		$6,380

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 28, 2013.
(c)

At March 28, 2013, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to less than $500 and represents less than 0.05% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $5,495,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $856,000 of which approximately $1,101,000 related to appreciated securities and approximately $245,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (98.5%)
Australia (13.9%)
CFS Retail Property Trust Group REIT	197,642	$414
Commonwealth Property Office Fund REIT	406,974	470
Dexus Property Group REIT	1,313,677	1,422
Federation Centres Ltd. REIT	356,909	877
Goodman Group REIT	368,931	1,836
GPT Group REIT	535,148	2,067
Investa Office Fund REIT	107,626	343
Mirvac Group REIT	842,479	1,421
Stockland REIT	362,385	1,377
Westfield Group REIT	565,183	6,385
Westfield Retail Trust REIT	904,823	2,845
		19,457
Austria (0.3%)
Atrium European Real Estate Ltd.	59,884	345

Belgium (0.1%)
Befimmo SCA Sicafi REIT	1,084	69
Cofinimmo REIT	1,095	125
		194
China (4.9%)
Agile Property Holdings Ltd. (a)	888,000	1,058
China Overseas Land & Investment Ltd. (a)	298,000	822
China Resources Land Ltd. (a)	473,000	1,322
Country Garden Holdings Co., Ltd. (a)(b)	3,138,145	1,569
Evergrande Real Estate Group Ltd. (a)	1,292,000	521
Guangzhou R&F Properties Co., Ltd. H Shares (a)	488,800	820
Shimao Property Holdings Ltd. (a)	407,500	782
		6,894
Finland (0.3%)
Citycon Oyj	10,172	29
Sponda Oyj	89,951	424
		453
France (6.7%)
Altarea REIT	1,002	183
Fonciere Des Regions REIT	5,081	398
Gecina SA REIT	6,113	709
ICADE REIT	8,049	704
Klepierre REIT	20,010	786
Mercialys SA REIT	38,407	787
Societe de la Tour Eiffel REIT	2,786	159
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	2,195	234
Unibail-Rodamco SE REIT	23,534	5,481
		9,441
Germany (1.5%)
Alstria Office AG REIT	42,231	476
Deutsche Euroshop AG	9,483	384
Deutsche Wohnen AG	5,700	104
GSW Immobilien AG	3,138	124
LEG Immobilien AG (b)	14,434	773

	Shares	Value (000)
Prime Office AG REIT	51,424	$211
		2,072
Hong Kong (22.8%)
Hang Lung Properties Ltd.	339,000	1,266
Henderson Land Development Co., Ltd.	141,825	970
Hongkong Land Holdings Ltd.	635,000	4,705
Hysan Development Co., Ltd.	450,836	2,277
Kerry Properties Ltd.	485,771	2,156
Link REIT (The)	333,000	1,814
New World Development Co., Ltd.	1,042,741	1,765
Sino Land Co., Ltd.	858,694	1,456
Sun Hung Kai Properties Ltd.	822,703	11,086
Swire Properties Ltd.	431,900	1,533
Wharf Holdings Ltd.	332,117	2,961
		31,989
India (0.2%)
Religare Health Trust (Units) (b)(c)	293,000	214

Italy (0.3%)
Beni Stabili SpA	668,979	399

Japan (25.2%)
Activia Properties, Inc. REIT	25	240
Daiwahouse Residential Investment Corp. REIT	26	124
GLP J-REIT	637	684
Japan Real Estate Investment Corp. REIT	145	2,004
Japan Retail Fund Investment Corp. REIT	104	257
Mitsubishi Estate Co., Ltd.	377,000	10,617
Mitsui Fudosan Co., Ltd.	287,000	8,146
Nippon Accommodations Fund, Inc. REIT	22	186
Nippon Building Fund, Inc. REIT	205	2,866
Nippon Prologis, Inc. REIT (b)	77	838
Nomura Real Estate Holdings, Inc.	8,200	183
NTT Urban Development Corp.	129	155
Orix, Inc. J-REIT	171	240
Sumitomo Realty & Development Co., Ltd.	192,000	7,434
Tokyo Tatemono Co., Ltd.	77,000	546
Tokyu Land Corp.	23,000	216
Tokyu, Inc. REIT	7	53
United Urban Investment Corp. REIT	305	497
		35,286
Malta (0.0%)
BGP Holdings PLC (b)(d)(e)	4,769,371	—

Netherlands (1.3%)
Corio N.V. REIT	22,388	1,044
Eurocommercial Properties N.V. CVA REIT	12,997	476
Vastned Retail N.V. REIT	4,213	175
Wereldhave N.V. REIT	2,545	176
		1,871

	Shares	Value (000)
Norway (0.3%)
Norwegian Property ASA	260,633	$409

Singapore (6.4%)
Ascendas Real Estate Investment Trust REIT	191,000	400
CapitaCommercial Trust REIT	445,000	569
CapitaLand Ltd.	746,000	2,123
CapitaMall Trust REIT	596,000	1,004
CapitaMalls Asia Ltd.	346,000	572
City Developments Ltd.	78,000	712
Global Logistic Properties Ltd.	935,000	1,975
Keppel Land Ltd.	48,000	152
Mapletree Commercial Trust REIT	186,000	202
Mapletree Greater China Commercial Trust REIT (b)	682,000	572
Suntec REIT	296,000	430
UOL Group Ltd.	55,000	310
		9,021
Sweden (1.3%)
Atrium Ljungberg AB, Class B	25,651	358
Castellum AB	35,590	507
Hufvudstaden AB, Class A	80,355	1,009
		1,874
Switzerland (2.0%)
Mobimo Holding AG (Registered) (b)	809	182
PSP Swiss Property AG (Registered) (b)	20,978	1,911
Swiss Prime Site AG (Registered) (b)	7,823	633
		2,726
United Kingdom (11.0%)
Big Yellow Group PLC REIT	34,938	188
British Land Co., PLC REIT	292,520	2,416
Capital & Counties Properties PLC	88,657	367
Capital & Regional PLC (b)	790,643	396
Derwent London PLC REIT	25,603	837
Grainger PLC	135,011	278
Great Portland Estates PLC REIT	111,886	843
Hammerson PLC REIT	255,909	1,913
Intu Properties PLC REIT	151,753	771
Land Securities Group PLC REIT	238,332	3,002
Londonmetric Property PLC	162,437	262
LXB Retail Properties PLC (b)	518,679	898
Quintain Estates & Development PLC (b)	454,609	463
Safestore Holdings PLC	380,874	686
Segro PLC REIT	135,013	522
Shaftesbury PLC REIT	36,457	322
ST Modwen Properties PLC	115,759	453
Unite Group PLC	145,162	708
		15,325
Total Common Stocks (Cost $185,597)		137,970

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $1,358)	1,357,677	1,358
Total Investments (99.5%) (Cost $186,955) +		139,328
Other Assets in Excess of Liabilities (0.5%)		762
Net Assets (100.0%)		$140,090

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security has been deemed illiquid at March 28, 2013.
(e)

At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $186,955,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $47,627,000 of which approximately $8,737,000 related to appreciated securities and approximately $56,364,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (96.2%)
Australia (2.0%)
Infomedia Ltd.	2,507,974	$1,227
Lynas Corp., Ltd. (a)	1,587,325	926
		2,153
Brazil (11.1%)
Fleury SA	178,400	1,686
JHSF Participacoes SA (a)	550,283	2,097
LLX Logistica SA (a)	875,402	910
Porto Seguro SA	130,663	1,828
Restoque Comercio e Confeccoes de Roupas SA	431,538	1,990
Tegma Gestao Logistica	213,614	3,383
		11,894
Canada (12.7%)
Aimia, Inc.	94,191	1,428
Big Rock Brewery, Inc.	38,652	557
Sears Canada, Inc.	696,184	6,695
Second Cup Ltd. (The)	796,971	4,072
Whistler Blackcomb Holdings, Inc.	63,171	838
		13,590
Denmark (4.0%)
Pandora A/S	155,657	4,282

Finland (3.1%)
Rapala VMC Oyj	203,120	1,232
Tikkurila Oyj	100,769	2,118
		3,350
France (8.9%)
Eurazeo	112,252	5,691
Faiveley Transport SA	42,300	2,677
Laurent-Perrier	15,200	1,192
		9,560
Germany (3.0%)
Draegerwerk AG & Co., KGaA (Preference)	13,207	1,706
Washtec AG (a)	112,221	1,553
		3,259
Greece (1.7%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	289,345	1,458
JUMBO SA (a)	54,666	389
		1,847
Hong Kong (6.3%)
China High Precision Automation Group Ltd. (b)(c)	3,968,000	153
L’Occitane International SA	1,976,250	6,008
Paul Y Engineering Group Ltd.	6,404,000	619
		6,780

	Shares	Value (000)

Ireland (1.9%)
C&C Group PLC	316,230	$2,058

Israel (0.4%)
Strauss Group Ltd.	28,172	396

Italy (10.9%)
Autogrill SpA	474,455	5,613
CIR-Compagnie Industriali Riunite SpA	1,890,802	1,886
Tamburi Investment Partners SpA	1,391,200	2,817
Yoox SpA (a)	72,338	1,356
		11,672
Japan (2.5%)
Milbon Co., Ltd.	77,100	2,715

Netherlands (3.0%)
Delta Lloyd N.V.	186,217	3,194

Singapore (5.5%)
Mandarin Oriental International Ltd.	3,616,000	5,858

Spain (1.5%)
Baron de Ley (a)	26,059	1,667

Sweden (5.5%)
Byggmax Group AB	529,402	2,965
Mekonomen AB	87,200	2,937
		5,902
Turkey (4.2%)
Ulker Biskuvi Sanayi AS	605,303	4,567

United Arab Emirates (1.4%)
Aramex PJSC	2,397,165	1,462

United Kingdom (6.6%)
Anglo-Eastern Plantations	106,600	1,170
Jardine Lloyd Thompson Group PLC	177,275	2,292
Mulberry Group PLC	87,759	1,308
Ocado Group PLC (a)	974,215	2,339
		7,109
Total Common Stocks (Cost $98,895)		103,315

Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $3,852)	3,852,116	3,852
Total Investments (99.8%) (Cost $102,747) +		107,167
Other Assets in Excess of Liabilities (0.2%)		165
Net Assets (100.0%)		$107,332

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 28, 2013.
(c)

At March 28, 2013, the Portfolio held a fair valued security valued at approximately $153,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $102,747,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,420,000 of which approximately $11,529,000 related to appreciated securities and approximately $7,109,000 related to depreciated securities.

PJSC	Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (95.9%)
Australia (4.8%)
APA Group	26,720	$166
DUET Group	56,729	136
Macquarie Atlas Roads Group (a)	25,769	42
Spark Infrastructure Group	18,749	32
Sydney Airport	56,577	193
Transurban Group	71,586	476
		1,045
Brazil (0.8%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	3,752	179

Canada (12.1%)
Enbridge, Inc.	22,829	1,063
TransCanada Corp.	33,430	1,596
		2,659
China (7.4%)
Beijing Enterprises Holdings Ltd. (b)	139,000	1,071
China Gas Holdings Ltd. (b)	182,000	181
China Merchants Holdings International Co., Ltd. (b)	31,527	103
ENN Energy Holdings Ltd. (b)	18,000	100
Jiangsu Expressway Co., Ltd. H Shares (b)	116,000	116
Sichuan Expressway Co., Ltd. H Shares (b)	179,200	58
		1,629
France (2.4%)
Eutelsat Communications SA	3,721	131
SES SA	12,747	400
		531
Germany (2.3%)
Fraport AG Frankfurt Airport Services Worldwide	8,870	497

Italy (5.0%)
Atlantia SpA	14,085	222
Snam SpA	121,769	555
Societa Iniziative Autostradali e Servizi SpA	13,366	125
Terna Rete Elettrica Nazionale SpA	44,110	183
		1,085
Japan (1.7%)
Tokyo Gas Co., Ltd.	69,000	372

Netherlands (0.7%)
Koninklijke Vopak N.V.	2,522	152

Spain (1.1%)
Abertis Infraestructuras SA	8,556	144
Ferrovial SA	6,700	106
		250
Switzerland (1.3%)
Flughafen Zuerich AG (Registered)	616	287

	Shares	Value (000)

United Kingdom (8.4%)
National Grid PLC	118,444	$1,377
Pennon Group PLC	100	1
Severn Trent PLC	12,132	315
United Utilities Group PLC	13,807	149
		1,842
United States (47.9%)
AGL Resources, Inc.	1,720	72
American Tower Corp. REIT	14,390	1,107
American Water Works Co., Inc.	6,560	272
Atmos Energy Corp.	3,870	165
California Water Service Group	3,980	79
CenterPoint Energy, Inc.	28,230	676
Cheniere Energy, Inc. (a)	11,740	329
Consolidated Edison, Inc.	1,732	106
Crown Castle International Corp. (a)	7,350	512
Enbridge Energy Management LLC (a)	13,369	404
ITC Holdings Corp.	6,700	598
Kinder Morgan, Inc.	21,060	815
NiSource, Inc.	12,260	360
Northeast Utilities	14,390	625
Oneok, Inc.	12,110	577
PG&E Corp.	12,650	563
SBA Communications Corp., Class A (a)	14,280	1,029
Sempra Energy	9,680	774
Spectra Energy Corp.	20,660	635
Williams Cos., Inc. (The)	20,900	783
		10,481
Total Common Stocks (Cost $17,067)		21,009

Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $744)	743,654	744
Total Investments (99.3%) (Cost $17,811) +		21,753
Other Assets in Excess of Liabilities (0.7%)		147
Net Assets (100.0%)		$21,900

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $17,811,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,942,000 of which approximately $4,000,000 related to appreciated securities and approximately $58,000 related to depreciated securities.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (96.2%)
Advertising Agencies (0.6%)
Aimia, Inc. (Canada)	5,981	$91

Alternative Energy (1.1%)
Range Resources Corp.	2,049	166

Asset Management & Custodian (2.5%)
BlackRock, Inc.	1,453	373

Beverage: Brewers & Distillers (3.8%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	36,938	571

Beverage: Soft Drinks (3.8%)
Monster Beverage Corp. (a)	4,088	195
PepsiCo, Inc.	4,690	371
		566
Commercial Services (2.5%)
Intertek Group PLC (United Kingdom)	4,180	215
Weight Watchers International, Inc.	3,658	154
		369
Communications Technology (3.6%)
Motorola Solutions, Inc.	8,427	540

Computer Services, Software & Systems (12.9%)
Facebook, Inc., Class A (a)	33,964	869
Google, Inc., Class A (a)	1,329	1,055
		1,924
Computer Technology (4.2%)
Apple, Inc.	1,415	626

Consumer Lending (10.7%)
Berkshire Hathaway, Inc., Class B (a)	3,595	375
CME Group, Inc.	2,825	173
Mastercard, Inc., Class A	933	505
Visa, Inc., Class A	3,172	539
		1,592
Diversified Media (1.3%)
McGraw-Hill Cos., Inc. (The)	3,750	195

Diversified Retail (9.6%)
Amazon.com, Inc. (a)	4,018	1,071
Dollar Tree, Inc. (a)	7,590	367
		1,438
Financial Data & Systems (2.8%)
MSCI, Inc. (a)	5,084	173
Verisk Analytics, Inc., Class A (a)	3,869	238
		411
Foods (6.7%)
McCormick & Co., Inc.	1,811	133

	Shares	Value (000)

Mondelez International, Inc., Class A	6,787	$208
Nestle SA ADR (Switzerland)	9,080	658
		999
Insurance: Property-Casualty (5.3%)
Arch Capital Group Ltd. (a)	5,255	276
Progressive Corp. (The)	20,085	508
		784
Oil: Integrated (1.8%)
Phillips 66	3,797	266

Pharmaceuticals (3.9%)
Abbott Laboratories	5,942	210
Mead Johnson Nutrition Co.	4,810	372
		582
Real Estate Investment Trusts (REIT) (1.6%)
Brookfield Asset Management, Inc., Class A (Canada)	6,533	238

Recreational Vehicles & Boats (3.2%)
Edenred (France)	14,739	482

Restaurants (4.6%)
Dunkin’ Brands Group, Inc.	5,464	202
Starbucks Corp.	8,641	492
		694
Scientific Instruments: Gauges & Meters (1.4%)
Thermo Fisher Scientific, Inc.	2,799	214

Scientific Instruments: Pollution Control (1.0%)
Covanta Holding Corp.	7,579	153

Textiles Apparel & Shoes (5.6%)
Burberry Group PLC (United Kingdom)	8,671	175
Christian Dior SA (France)	2,870	476
Coach, Inc.	3,610	181
		832
Tobacco (1.7%)
Philip Morris International, Inc.	2,771	257
Total Common Stocks (Cost $12,010)		14,363

Convertible Preferred Stock (0.0%)
Alternative Energy
Better Place, Inc. (a)(b)(c) (acquisition cost - $32; acquired 1/25/10) (Cost $32)	12,982	—

Short-Term Investment (3.2%)
Investment Company
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $478)	478,037	478
Total Investments (99.4%) (Cost $12,520) +		14,841
Other Assets in Excess of Liabilities (0.6%)		89
Net Assets (100.0%)		$14,930

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $0 and represents 0.0% of net assets.

(c)

At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $12,520,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,321,000 of which approximately $2,716,000 related to appreciated securities and approximately $395,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (96.2%)
Alternative Energy (1.5%)
Range Resources Corp.	160,086	$12,973

Asset Management & Custodian (2.6%)
BlackRock, Inc.	86,606	22,247

Automobiles (1.1%)
Tesla Motors, Inc. (a)	243,510	9,227

Beverage: Brewers & Distillers (2.9%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	1,589,108	24,546

Biotechnology (2.6%)
Illumina, Inc. (a)	400,324	21,618

Chemicals: Diversified (3.1%)
Monsanto Co.	251,371	26,552

Commercial Services (1.0%)
Intertek Group PLC (United Kingdom)	154,794	7,980

Communications Technology (4.1%)
Motorola Solutions, Inc.	539,060	34,516

Computer Services, Software & Systems (20.6%)
Baidu, Inc. ADR (China) (a)	199,796	17,522
Facebook, Inc., Class A (a)	2,019,702	51,664
Google, Inc., Class A (a)	79,059	62,775
LinkedIn Corp., Class A (a)	78,814	13,876
Salesforce.com, Inc. (a)	122,371	21,884
Workday, Inc., Class A (a)	95,800	5,904
		173,625
Computer Technology (5.4%)
Apple, Inc.	84,148	37,246
Yandex N.V., Class A (Russia) (a)	359,597	8,314
		45,560
Consumer Lending (8.9%)
CME Group, Inc.	203,352	12,484
Mastercard, Inc., Class A	55,752	30,169
Visa, Inc., Class A	189,686	32,216
		74,869
Diversified Media (2.7%)
McGraw-Hill Cos., Inc. (The)	223,424	11,636
Naspers Ltd., Class N (South Africa)	178,861	11,143
		22,779
Diversified Retail (12.6%)
Amazon.com, Inc. (a)	252,809	67,371
Groupon, Inc. (a)	1,801,941	11,028
Priceline.com, Inc. (a)	41,193	28,338
		106,737

	Shares	Value (000)

Financial Data & Systems (2.8%)
MSCI, Inc. (a)	294,344	$9,987
Verisk Analytics, Inc., Class A (a)	225,098	13,873
		23,860
Foods (3.6%)
Nestle SA ADR (Switzerland)	420,922	30,504

Insurance: Multi-Line (1.0%)
American International Group, Inc. (a)	224,258	8,706

Insurance: Property-Casualty (3.2%)
Arch Capital Group Ltd. (a)	95,906	5,042
Progressive Corp. (The)	851,500	21,517
		26,559
Medical Equipment (2.6%)
Intuitive Surgical, Inc. (a)	44,654	21,934

Pharmaceuticals (4.4%)
Mead Johnson Nutrition Co.	177,808	13,771
Valeant Pharmaceuticals International, Inc. (Canada) (a)	311,904	23,399
		37,170
Real Estate Investment Trusts (REIT) (1.6%)
Brookfield Asset Management, Inc., Class A (Canada)	375,448	13,700

Recreational Vehicles & Boats (3.6%)
Edenred (France)	922,681	30,195

Restaurants (2.5%)
Starbucks Corp.	375,727	21,401

Semiconductors & Components (1.0%)
First Solar, Inc. (a)	320,195	8,633

Textiles Apparel & Shoes (0.8%)
Coach, Inc.	131,876	6,593
Total Common Stocks (Cost $608,292)		812,484

Convertible Preferred Stock (0.0%)
Alternative Energy (0.0%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $4,355; acquired 1/25/10) (Cost $4,355)	1,741,925	—

Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $31,427)	31,427,161	31,427
Total Investments (99.9%) (Cost $644,074) +		843,911
Other Assets in Excess of Liabilities (0.1%)		1,101
Net Assets (100.0%)		$845,012

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $0 and represents 0.0% of net assets.

(c)

At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $644,074,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $199,837,000 of which approximately $239,045,000 related to appreciated securities and approximately $39,208,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (89.9%)
Beverage: Brewers & Distillers (3.1%)
Big Rock Brewery, Inc. (Canada)	1,151	$16
Crimson Wine Group Ltd. (a)	3,844	36
		52
Beverage: Soft Drinks (2.6%)
PepsiCo, Inc.	546	43

Chemicals: Diversified (5.7%)
Mosaic Co. (The)	669	40
Tronox Ltd., Class A	2,800	55
		95
Communications Technology (5.9%)
Motorola Solutions, Inc.	1,542	99

Computer Services, Software & Systems (4.8%)
MicroStrategy, Inc., Class A (a)	171	17
Solera Holdings, Inc.	1,075	63
		80
Computer Technology (4.1%)
Apple, Inc.	153	68

Consumer Lending (4.7%)
Berkshire Hathaway, Inc., Class B (a)	454	47
Brown & Brown, Inc.	964	31
		78
Consumer Services: Miscellaneous (3.1%)
Collectors Universe	2,384	28
Roundy’s, Inc.	3,658	24
		52
Diversified Retail (4.1%)
Sears Canada, Inc. (Canada)	3,787	36
Steinway Musical Instruments, Inc. (a)	1,352	33
		69
Foods (10.3%)
Dole Food Co., Inc. (a)	2,275	25
Fiesta Restaurant Group, Inc. (a)	3,752	100
Nestle SA ADR (Switzerland)	651	47
		172
Home Building (5.1%)
Brookfield Residential Properties, Inc. (Canada) (a)	2,327	57
NVR, Inc. (a)	26	28
		85
Insurance: Property-Casualty (9.6%)
Arch Capital Group Ltd. (a)	1,223	64

	Shares	Value (000)

Progressive Corp. (The)	3,808	$96
		160
Machinery: Agricultural (1.6%)
Douglas Dynamics, Inc.	1,927	27

Machinery: Industrial (1.2%)
Rexnord Corp. (a)	923	20

Office Supplies & Equipment (4.2%)
MICROS Systems, Inc. (a)	1,535	70

Oil: Integrated (1.7%)
Phillips 66	419	29

Pharmaceuticals (4.3%)
Abbott Laboratories	2,049	72

Real Estate (2.8%)
Howard Hughes Corp. (The) (a)	257	21
Tejon Ranch Co. (a)	827	25
		46
Restaurants (1.0%)
Second Cup Ltd. (The) (Canada)	3,247	17

Semiconductors & Components (8.7%)
First Solar, Inc. (a)	4,110	111
Tessera Technologies, Inc.	1,852	35
		146
Specialty Retail (1.3%)
Ignite Restaurant Group, Inc. (a)	1,446	21
Total Common Stocks (Cost $1,218)		1,501

Face Amount (000)

Corporate Bond (1.1%)
Metals & Mining
Molycorp, Inc. 5.50%, 2/1/18 (Cost $19)	$19	18

	Shares

Short-Term Investment (7.5%)
Investment Company
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $125)	125,298	125
Total Investments (98.5%) (Cost $1,362) +		1,644
Other Assets in Excess of Liabilities (1.5%)		25
Net Assets (100.0%)		$1,669

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,362,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $282,000 of which approximately $294,000 related to appreciated securities and approximately $12,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (96.6%)
Air Transport (1.3%)
Expeditors International of Washington, Inc.	77,635	$2,772

Alternative Energy (1.6%)
Ultra Petroleum Corp. (a)	167,033	3,357

Asset Management & Custodian (2.0%)
CETIP SA - Mercados Organizados (Brazil)	365,035	4,335

Beverage: Brewers & Distillers (1.8%)
Anheuser-Busch InBev N.V. (Belgium)	39,161	3,878

Casinos & Gambling (3.7%)
Wynn Resorts Ltd.	64,560	8,080

Chemicals: Diversified (4.6%)
Monsanto Co.	93,212	9,846

Computer Services, Software & Systems (18.9%)
Baidu, Inc. ADR (China) (a)	37,441	3,284
Facebook, Inc., Class A (a)	568,580	14,544
Google, Inc., Class A (a)	28,906	22,952
		40,780
Computer Technology (3.3%)
Apple, Inc.	16,007	7,085

Consumer Lending (12.7%)
CME Group, Inc.	64,000	3,929
Mastercard, Inc., Class A	21,544	11,658
Visa, Inc., Class A	70,419	11,960
		27,547
Diversified Retail (19.0%)
Amazon.com, Inc. (a)	116,478	31,040
Priceline.com, Inc. (a)	14,568	10,022
		41,062
Education Services (1.7%)
New Oriental Education & Technology Group ADR (China)	199,099	3,584

Financial Data & Systems (3.7%)
MSCI, Inc. (a)	232,967	7,905

Foods (2.1%)
Jubilant Foodworks Ltd. (India) (a)	201,641	4,626

Insurance: Multi-Line (2.9%)
Greenlight Capital Re Ltd., Class A (a)	257,648	6,300

Personal Care (1.8%)
Procter & Gamble Co. (The)	50,171	3,866

Real Estate Investment Trusts (REIT) (3.6%)
Brookfield Asset Management, Inc., Class A (Canada)	211,834	7,730

	Shares	Value (000)

Textiles Apparel & Shoes (8.4%)
Burberry Group PLC (United Kingdom)	258,870	$5,228
Coach, Inc.	173,258	8,661
Prada SpA (Italy) (b)	429,530	4,371
		18,260
Truckers (3.5%)
DSV A/S (Denmark)	313,610	7,576
Total Common Stocks (Cost $160,016)		208,589

Convertible Preferred Stock (0.0%)
Alternative Energy (0.0%)
Better Place, Inc. (a)(c)(d) (acquisition cost — $2,339; acquired 1/25/10) (Cost $2,339)	935,447	—

Participation Note (3.2%)
Beverage: Brewers & Distillers (3.2%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (a) (Cost $6,514)	258,170	6,931

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,365)	1,364,994	1,365
Total Investments (100.4%) (Cost $170,234) +		216,885
Liabilities in Excess of Other Assets (-0.4%)		(803)
Net Assets (100.0%)		$216,082

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $0 and represents 0.0% of net assets.

(d)

At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $170,234,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $46,651,000 of which approximately $58,687,000 related to appreciated securities and approximately $12,036,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (89.5%)
Advertising Agencies (1.0%)
Aimia, Inc. (Canada)	990,565	$15,017

Air Transport (1.4%)
XPO Logistics, Inc. (a)	1,278,263	21,526

Alternative Energy (0.3%)
Halcon Resources Corp. (a)	553,127	4,309

Asset Management & Custodian (2.1%)
Greenhill & Co., Inc.	613,867	32,768

Banks: Diversified (1.6%)
Financial Engines, Inc.	679,264	24,603

Beverage: Brewers & Distillers (2.7%)
Boston Beer Co., Inc. (The) (a)	242,399	38,697
Crimson Wine Group Ltd. (a)	465,610	4,330
		43,027
Building Materials (0.7%)
Paul Y Engineering Group Ltd. (Hong Kong)	120,090,000	11,603

Cement (2.3%)
Eagle Materials, Inc.	544,486	36,279

Chemicals: Diversified (4.0%)
Intrepid Potash, Inc.	579,741	10,876
Rockwood Holdings, Inc.	679,994	44,499
Tronox Ltd., Class A	360,075	7,133
		62,508
Commercial Services (16.1%)
Advisory Board Co. (The) (a)	1,401,457	73,604
Corporate Executive Board Co. (The)	1,374,320	79,930
CoStar Group, Inc. (a)	601,834	65,877
MercadoLibre, Inc. (Brazil)	334,007	32,252
		251,663
Computer Services, Software & Systems (11.1%)
MakeMyTrip Ltd. (India) (a)	1,023,821	14,231
NetSuite, Inc. (a)	850,321	68,077
OpenTable, Inc. (a)	397,158	25,013
Solera Holdings, Inc.	879,276	51,288
Yelp, Inc. (a)	338,978	8,037
Zynga, Inc., Class A (a)	2,170,095	7,292
		173,938
Computer Technology (1.6%)
Youku Tudou, Inc. ADR (China) (a)	737,042	12,360
Zillow, Inc., Class A (a)	230,709	12,613
		24,973
Consumer Electronics (0.7%)
Sohu.com, Inc. (China) (a)	210,400	10,438

	Shares	Value (000)

Diversified Retail (4.5%)
Blue Nile, Inc. (a)	674,066	$23,221
Citi Trends, Inc. (a)	545,071	5,576
Groupon, Inc. (a)	2,859,736	17,502
Krispy Kreme Doughnuts, Inc. (a)	1,640,028	23,682
		69,981
Electronic Components (0.5%)
3D Systems Corp. (a)	259,774	8,375

Entertainment (3.2%)
Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost - $5,829; acquired 3/8/12)	5,452	9,179
Vail Resorts, Inc.	649,955	40,505
		49,684
Foods (5.2%)
Annie’s, Inc. (a)	385,054	14,732
Fiesta Restaurant Group, Inc. (a)	1,925,078	51,149
Ocado Group PLC (United Kingdom) (a)	6,426,280	15,428
		81,309
Health Care Management Services (2.2%)
HMS Holdings Corp. (a)	1,241,033	33,694

Health Care Services (4.2%)
athenahealth, Inc. (a)	670,651	65,080

Insurance: Multi-Line (1.5%)
Greenlight Capital Re Ltd., Class A (a)	977,308	23,895

Machinery: Industrial (1.3%)
Rexnord Corp. (a)	924,263	19,622

Medical & Dental Instruments & Supplies (1.6%)
Techne Corp.	373,963	25,373

Medical Services (0.3%)
Medidata Solutions, Inc. (a)	71,827	4,165

Oil Well Equipment & Services (1.3%)
Oasis Petroleum, Inc. (a)	542,484	20,652

Oil: Crude Producers (0.6%)
Gulfport Energy Corp. (a)	190,067	8,711

Pharmaceuticals (1.2%)
Ironwood Pharmaceuticals, Inc. (a)	1,056,965	19,332

Publishing (1.3%)
Morningstar, Inc.	299,552	20,945

Restaurants (1.3%)
Dunkin’ Brands Group, Inc.	566,714	20,900

	Shares	Value (000)

Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	1,094,165	$22,047

Semiconductors & Components (3.4%)
First Solar, Inc. (a)	1,243,480	33,524
Tessera Technologies, Inc.	1,063,073	19,933
		53,457
Specialty Retail (2.2%)
Five Below, Inc. (a)	908,549	34,425

Technology: Miscellaneous (0.7%)
iRobot Corp. (a)	441,128	11,319

Telecommunications Equipment (2.7%)
Angie’s List, Inc. (a)	1,585,364	31,327
Pandora Media, Inc. (a)	791,023	11,201
		42,528
Truckers (0.5%)
LLX Logistica SA (Brazil) (a)	7,708,143	8,011

Utilities: Electrical (2.8%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(d)	6,682,555	—
Brookfield Infrastructure Partners LP (Canada)	1,150,208	43,777
		43,777
Total Common Stocks (Cost $909,080)		1,399,934

Preferred Stocks (0.8%)
Advertising Agencies (0.1%)
Glam Media, Inc. Series M-1 (a)(b)(c) (acquisition cost - $5,449; acquired 3/19/08)	361,920	1,401
Glam Media, Inc. Escrow Series M-1 (a)(b)(c) (acquisition cost - $506; acquired 3/19/08)	51,702	130
		1,531
Health Care Services (0.7%)
Castlight Health, Inc. (a)(b)(c) (acquisition cost - $7,387; acquired 6/4/10)	1,796,926	11,285
Total Preferred Stocks (Cost $13,342)		12,816

Convertible Preferred Stocks (3.9%)
Alternative Energy (0.0%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $8,663; acquired 1/25/10)	3,465,201	—

Computer Services, Software & Systems (3.0%)
Twitter, Inc. Series E (a)(b)(c) (acquisition cost - $6,019; acquired 9/24/09)	2,259,658	37,510
Workday, Inc. (a)(b)(c) (acquisition cost - $2,113; acquired 10/12/11)	159,335	9,656
		47,166

	Shares	Value (000)

Computer Technology (0.0%)
Youku Tudou, Inc., Class A (China) (a)(b)(c) (acquisition cost - $@; acquired 9/16/10)	1	$—	@

Consumer Services: Miscellaneous (0.9%)
Xoom, Inc. Series F (a)(b)(c) (acquisition cost - $7,473; acquired 2/23/10)	652,730	13,668
Total Convertible Preferred Stocks (Cost $24,268)		60,834

	Face Amount (000)

Promissory Notes (0.1%)
Advertising Agencies (0.1%)
Glam Media, Inc. 9.00%, 12/3/13 (b)(c) (acquisition cost - $2,301; acquired 3/19/08)	$793	793
Glam Media, Inc. Escrow 9.00%, 12/3/13 (b)(c) (acquisition cost - $215; acquired 3/19/08)	113	29
Total Promissory Notes (Cost $2,516)		822

	Shares

Short-Term Investment (5.8%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $90,713)	90,712,936	90,713
Total Investments (100.1%) (Cost $1,039,919) +		1,565,119
Liabilities in Excess of Other Assets (-0.1%)		(2,290)
Net Assets (100.0%)		$1,562,829

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to approximately $83,651,000 and represents 5.4% of net assets.

(c)

At March 28, 2013, the Portfolio held fair valued securities valued at approximately $83,651,000, representing 5.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 28, 2013.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $1,039,919,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $525,200,000 of which approximately $584,260,000 related to appreciated securities and approximately $59,060,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (97.2%)
Apartments (17.5%)
American Campus Communities, Inc. REIT	17,990	$816
Apartment Investment & Management Co., Class A REIT	232,598	7,131
AvalonBay Communities, Inc. REIT	441,529	55,929
Camden Property Trust REIT	327,101	22,465
Equity Residential REIT	1,757,091	96,745
Essex Property Trust, Inc. REIT	35,980	5,418
		188,504
Diversified (10.4%)
Cousins Properties, Inc. REIT	888,723	9,501
Digital Realty Trust, Inc. REIT	124,505	8,331
Forest City Enterprises, Inc., Class A (a)	1,425,095	25,324
Lexington Realty Trust REIT	49,420	583
Vornado Realty Trust REIT	771,526	64,530
Winthrop Realty Trust REIT	301,990	3,799
		112,068
Health Care (11.8%)
Assisted Living Concepts, Inc., Class A	338,595	4,026
HCP, Inc. REIT	1,186,038	59,136
Health Care, Inc. REIT	124,663	8,466
Healthcare Realty Trust, Inc. REIT	543,182	15,421
Senior Housing Properties Trust REIT	664,261	17,822
Ventas, Inc. REIT	296,929	21,735
		126,606
Industrial (6.3%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	5,228
Cabot Industrial Value Fund III, LP REIT (a)(b)(c)(d)	11,809	6,301
DCT Industrial Trust, Inc. REIT	1,546,382	11,443
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	7,510
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	7,794
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	9,037,500	11,035
ProLogis, Inc. REIT	451,819	18,064
Terreno Realty Corp. REIT	48,670	875
		68,250
Lodging/Resorts (9.2%)
Ashford Hospitality Trust, Inc. REIT	476,216	5,886
Host Hotels & Resorts, Inc. REIT	4,105,743	71,810
Starwood Hotels & Resorts Worldwide, Inc.	340,596	21,706
		99,402
Manufactured Homes (1.9%)
Equity Lifestyle Properties, Inc. REIT	265,158	20,364

Mixed Industrial/Office (1.4%)
Duke Realty Corp. REIT	632,255	10,736
PS Business Parks, Inc. REIT	48,761	3,848
		14,584
Office (8.5%)
Alexandria Real Estate Equities, Inc. REIT	73,550	5,221
Boston Properties, Inc. REIT	478,690	48,376

	Shares	Value (000)
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	$1,733
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,383
Brookfield Office Properties, Inc.	98,278	1,687
Hudson Pacific Properties, Inc. REIT	402,184	8,747
Mack-Cali Realty Corp. REIT	738,268	21,122
		91,269
Regional Malls (19.9%)
General Growth Properties, Inc. REIT	1,928,712	38,342
Macerich Co. (The) REIT	332,167	21,385
Simon Property Group, Inc. REIT	970,124	153,823
		213,550
Self Storage (4.6%)
Public Storage REIT	306,049	46,617
Sovran Self Storage, Inc. REIT	44,978	2,901
		49,518
Shopping Centers (5.7%)
Acadia Realty Trust REIT	132,057	3,667
Federal Realty Investment Trust REIT	92,285	9,970
Regency Centers Corp. REIT	832,826	44,065
Retail Opportunity Investments Corp. REIT	287,980	4,035
		61,737
Total Common Stocks (Cost $818,781)		1,045,852

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $28,984)	28,983,581	28,984
Total Investments (99.9%) (Cost $847,765) +		1,074,836
Other Assets in Excess of Liabilities (0.1%)		1,333
Net Assets (100.0%)		$1,076,169

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 28, 2013.
(c)

At March 28, 2013, the Portfolio held fair valued securities valued at approximately $43,984,000, representing 4.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $1,774,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 — 3/13 and has a current cost basis of approximately $5,905,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $7,905,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $5,736,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of approximately $7,553,000. At March 28, 2013, these securities had an aggregate market value of approximately $43,984,000, representing 4.1% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $847,765,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $227,071,000 of which approximately $237,492,000 related to appreciated securities and approximately $10,421,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Face Amount (000)		Value (000)
Fixed Income Securities (97.4%)
Brazil (11.4%)
Sovereign (11.4%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	9,161	$4,613
Brazilian Government International Bond,
8.50%, 1/5/24	5,180		2,743
			7,356
Chile (0.2%)
Sovereign (0.2%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	67,000	154

Colombia (6.8%)
Sovereign (6.8%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	4,731,000	2,689
9.85%, 6/28/27	2,022,000		1,713
			4,402
Dominican Republic (0.9%)
Sovereign (0.9%)
Dominican Republic International Bond,
16.00%, 7/10/20 (a)	DOP	19,400	584

Hungary (2.7%)
Sovereign (2.7%)
Hungary Government Bond,
6.75%, 8/22/14 – 2/24/17	HUF	395,770	1,726

Indonesia (5.3%)
Sovereign (5.3%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (b)	IDR	10,000,000	1,217
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (b)(c)	12,000,000		1,665
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (b)	1,000,000		122
11.00%, 11/17/20	3,000,000		416
			3,420
Malaysia (7.3%)
Sovereign (7.3%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	1,395	451
3.43%, 8/15/14	7,258		2,356
3.84%, 8/12/15	5,800		1,907
			4,714

	Face Amount (000)		Value (000)
Mexico (12.5%)
Sovereign (12.5%)
Mexican Bonos,
7.50%, 6/3/27	MXN	17,500	$1,720
8.00%, 6/11/20	43,791		4,246
Petroleos Mexicanos (Units),
7.65%, 11/24/21 (a)(b)	23,000		2,119
			8,085
Nigeria (0.5%)
Sovereign (0.5%)
Nigeria Government Bond,
16.39%, 1/27/22	NGN	39,000	321

Peru (3.8%)
Sovereign (3.8%)
Peru Government Bond,
8.60%, 8/12/17	PEN	1,390	672
Peruvian Government International Bond (Units),
6.95%, 8/12/31 (a)(b)	1,850		891
8.20%, 8/12/26 (a)	1,646		890
			2,453
Poland (9.7%)
Sovereign (9.7%)
Poland Government Bond,
5.25%, 10/25/17	PLN	1,845	611
5.75%, 10/25/21 – 4/25/29	16,025		5,645
			6,256
Russia (13.1%)
Corporate Bond (1.0%)
VimpelCom Holdings BV,
9.00%, 2/13/18 (b)	RUB	18,200	609

Sovereign (12.1%)
Russian Federal Bond - OFZ,
8.15%, 2/3/27	151,000		5,251
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (b)	15,000		516
7.85%, 3/10/18	60,000		2,063
			7,830
			8,439
South Africa (9.8%)
Sovereign (9.8%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	55,280	6,287

	Face Amount (000)		Value (000)
Thailand (1.6%)
Sovereign (1.6%)
Thailand Government Bond,
5.25%, 7/13/13 – 5/12/14	THB	29,403	$1,029

Turkey (9.9%)
Corporate Bond (2.0%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (b)	TRY	2,370	1,286

Sovereign (7.9%)
Turkey Government Bond,
Zero Coupon, 5/15/13	350		192
9.00%, 1/27/16 – 3/8/17	3,220		1,930
10.00%, 6/17/15	2,830		1,682
10.50%, 1/15/20	1,894		1,262
			5,066
			6,352
Venezuela (1.9%)
Sovereign (1.9%)
Petroleos de Venezuela SA,
12.75%, 2/17/22	$266		301
Venezuela Government International Bond,
9.25%, 9/15/27	945		935
			1,236
Total Fixed Income Securities (Cost $60,334)			62,814

	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(d) (Cost $—)	495	15

	Shares
Short-Term Investments (2.4%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,248)	1,248,117	1,248

	Face Amount (000)	Value (000)
Sovereign (0.5%)
Nigeria Treasury Bill, expires 10/24/13 (Cost $332)	$56,000	$330
Total Short-Term Investments (Cost $1,580)		1,578
Total Investments (99.8%) (Cost $61,914) (f)+		64,407
Other Assets in Excess of Liabilities (0.2%)		142
Net Assets		$64,549

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Consists of one or more classes of securities traded together as a unit.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(d)	Security has been deemed illiquid at March 28, 2013.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $61,914,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,493,000 of which approximately $3,583,000 related to appreciated securities and approximately $1,090,000 related to depreciated securities.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	RUB	104,876	$3,364	4/19/13	USD	3,379	$3,379	$15
JPMorgan Chase Bank	USD	3,405	3,405	4/19/13	RUB	104,876	3,364	(41)
JPMorgan Chase Bank	RUB	60,400	1,936	4/22/13	USD	1,945	1,945	9
JPMorgan Chase Bank	RUB	3,500	112	4/22/13	USD	112	112	—
JPMorgan Chase Bank	THB	14,000	478	4/29/13	USD	477	477	(1)
JPMorgan Chase Bank	USD	1,737	1,737	4/29/13	MYR	5,400	1,741	4
JPMorgan Chase Bank	USD	3,613	3,613	4/29/13	THB	106,000	3,613	—
			$14,645				$14,631	$(14)

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
DOP	—	Dominican Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

		Face Amount (000)	Value (000)
Fixed Income Securities (94.2%)
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus,
8.95%, 1/26/18		$170	$182

Brazil (10.7%)
Corporate Bonds (2.8%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		200	230
Odebrecht Finance Ltd.,
6.00%, 4/5/23		168	189
7.13%, 6/26/42 (b)		200	228
			647
Sovereign (7.9%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20		521	590
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (a)		550	600
Brazilian Government International Bond,
4.88%, 1/22/21		192	224
7.13%, 1/20/37		186	259
Caixa Economica Federal,
3.50%, 11/7/22 (b)		150	144
			1,817
			2,464
Colombia (4.1%)
Sovereign (4.1%)
Colombia Government International Bond,
4.38%, 7/12/21		450	505
4.38%, 3/21/23	COP	414,000	235
6.13%, 1/18/41		$160	202
			942
Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond,
4.25%, 1/26/23 (b)		200	201

Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond,
7.50%, 5/6/21		100	113

El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
5.88%, 1/30/25 (b)		70	74

Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21		108	112

		Face Amount (000)	Value (000)
Indonesia (6.6%)
Sovereign (6.6%)
Indonesia Government International Bond,
7.75%, 1/17/38		$148	$207
Majapahit Holding BV,
7.75%, 1/20/20		539	663
Pertamina Persero PT,
5.25%, 5/23/21		200	216
Perusahaan Listrik Negara PT,
5.50%, 11/22/21		400	436
			1,522
Ivory Coast (0.6%)
Sovereign (0.6%)
Ivory Coast Government International Bond,
5.75%, 12/31/32		145	135

Kazakhstan (3.8%)
Sovereign (3.8%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (b)		200	194
KazMunaiGaz Finance Sub BV,
6.38%, 4/9/21		575	672
			866
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	618	200

Mexico (13.5%)
Corporate Bond (1.0%)
Cemex SAB de CV,
9.50%, 6/15/18		$200	233

Sovereign (12.5%)
Mexican Bonos,
8.00%, 6/11/20	MXN	4,900	475
Mexico Government International Bond,
3.63%, 3/15/22		$304	324
6.05%, 1/11/40		406	504
Pemex Project Funding Master Trust,
6.63%, 6/15/35		424	510
Petroleos Mexicanos,
4.88%, 1/24/22		943	1,047
			2,860
			3,093
Panama (0.7%)
Sovereign (0.7%)
Panama Government International Bond,
5.20%, 1/30/20		144	169

	Face Amount (000)		Value (000)
Peru (2.7%)
Corporate Bond (0.5%)
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (b)		$100	$105
Sovereign (2.2%)
Peruvian Government International Bond,
7.35%, 7/21/25	107		152
8.20%, 8/12/26 (Units) (c)	PEN	637	344
			496
			601
Philippines (4.3%)
Sovereign (4.3%)
Philippine Government International Bond,
4.00%, 1/15/21		$515	571
9.50%, 2/2/30	248		407
			978
Poland (2.5%)
Sovereign (2.5%)
Poland Government International Bond,
3.00%, 3/17/23	530		514
5.00%, 3/23/22	47		54
			568
Romania (0.3%)
Sovereign (0.3%)
Romanian Government International Bond,
4.38%, 8/22/23 (b)	76		75

Russia (14.4%)
Corporate Bonds (1.9%)
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22	200		221
VimpelCom Holdings BV,
7.50%, 3/1/22	200		223
			444
Sovereign (12.5%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
7.75%, 5/29/18	244		286
Russian Federal Bond - OFZ,
8.15%, 2/3/27	RUB	6,500	226
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42		$1,000	1,125
7.50%, 3/31/30	728		904

	Face Amount (000)	Value (000)
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20	$273	$318
		2,859
		3,303
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
5.25%, 11/21/17 (b)	200	207

Thailand (0.9%)
Corporate Bond (0.9%)
PTT Global Chemical PCL,
4.25%, 9/19/22 (b)	200	210

Turkey (5.6%)
Sovereign (5.6%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (b)	200	223
Turkey Government International Bond,
5.63%, 3/30/21	700	802
6.88%, 3/17/36	220	272
		1,297
Ukraine (4.5%)
Sovereign (4.5%)
Ukraine Government International Bond,
7.75%, 9/23/20	100	104
7.80%, 11/28/22	920	936
		1,040
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.00%, 11/18/22	109	152

Venezuela (13.5%)
Sovereign (13.5%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	1,013	988
12.75%, 2/17/22	370	419
Venezuela Government International Bond,
9.00%, 5/7/23	50	48
9.25%, 9/15/27 – 5/7/28	1,338	1,322
11.75%, 10/21/26	290	322
		3,099
Total Fixed Income Securities (Cost $20,567)		21,603

	Shares
Short-Term Investment (6.2%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,432)	1,431,831	1,432
Total Investments (100.4%) (Cost $21,999) (e)+		23,035
Liabilities in Excess of Other Assets (-0.4%)		(93)
Net Assets (100.0%)		$22,942

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	When-issued security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts and futures contracts.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $21,999,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,036,000 of which approximately $1,136,000 related to appreciated securities and approximately $100,000 related to depreciated securities.

OJSC	Open Joint Stock Company.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	RUB	7,000	$225	4/19/13	USD	226	$226	$1
JPMorgan Chase Bank	USD	227	227	4/19/13	RUB	7,000	224	(3)
			$452				$450	$(2)

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note
	11	$(1,452)	Jun-13	$3

COP	—	Colombian Peso
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
RUB	—	Russian Ruble
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.  (unaudited)

Notes to the Portfolio of Investments • March 28, 2013

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available;  (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7)  when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc., (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Airlines	$2,117	$—	$—	$2,117
Automobiles	487	—	—	487
Building Products	104	—	—	104
Commercial Banks	1,126	—	—	1,126
Construction & Engineering	148	—	—	148
Diversified Financial Services	133	—	—	133
Diversified Telecommunication Services	341	—	—	341
Electric Utilities	322	—	—	322
Food & Staples Retailing	220	—	—	220
Insurance	444	—	—	444
Metals & Mining	60	—	—	60
Multi-Utilities	502	—	—	502
Oil, Gas & Consumable Fuels	203	—	—	203
Paper & Forest Products	123	—	—	123
Total Common Stocks	6,330	—	—	6,330
Investment Company	1,188	—	—	1,188
Commodity Linked Securities	—	1,268	—	1,268
Fixed Income Securities - Sovereign	—	9,563	—	9,563
Short-Term Investments
Investment Company	7,002	—	—	7,002
U.S. Treasury Security	—	362	—	362
Total Short-Term Investments	7,002	362	—	7,364
Foreign Currency Exchange Contracts	—	220	—	220
Futures Contracts	282	—	—	282
Total Return Swap Agreements	—	531	—	531
Total Assets	14,802	11,944	—	26,746
Liabilities:
Foreign Currency Exchange Contracts	—	(199)	—	(199)
Futures Contracts	(137)	—	—	(137)
Total Return Swap Agreements	—	(79)	—	(79)
Total Liabilities	(137)	(278)	—	(415)
Total	$14,665	$11,666	$—	$26,331

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Total Emerging Markets
Assets:
Investment Companies	$2,281	$—	$—	$2,281
Short-Term Investment - Investment Company	12	—	—	12
Total Assets	$2,293	$—	$—	$2,293

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$2,524	$—		$—		$2,524
Air Freight & Logistics	1,303	—		—		1,303
Airlines	506	—		—		506
Auto Components	3,592	—		—		3,592
Automobiles	12,613	—		—		12,613
Beverages	6,910	—	@	—		6,910
Biotechnology	599	—		—		599
Building Products	2,070	—		—		2,070
Capital Markets	6,542	—		—		6,542
Chemicals	15,341	—		—		15,341
Commercial Banks	39,669	—		—		39,669
Commercial Services & Supplies	2,494	—		—		2,494
Communications Equipment	1,680	—		—		1,680
Computers & Peripherals	1,332	—		—		1,332
Construction & Engineering	2,149	—		—		2,149
Construction Materials	1,451	—		—		1,451
Consumer Finance	194	—		—		194
Containers & Packaging	345	—		—		345
Distributors	126	—		—		126
Diversified Consumer Services	104	—		—		104
Diversified Financial Services	2,543	—		—	†	2,543
Diversified Telecommunication Services	7,270	—		—		7,270
Electric Utilities	2,235	—		—		2,235
Electrical Equipment	4,154	—		—		4,154
Electronic Equipment, Instruments & Components	4,021	—		—		4,021
Energy Equipment & Services	1,060	—		—		1,060
Food & Staples Retailing	4,821	—		—		4,821
Food Products	12,798	—		—		12,798
Gas Utilities	544	—		—		544
Health Care Equipment & Supplies	2,803	—		—		2,803
Health Care Providers & Services	786	—		—		786
Hotels, Restaurants & Leisure	3,151	—		—		3,151
Household Durables	1,363	—		—		1,363
Household Products	2,733	—		—		2,733
Independent Power Producers & Energy Traders	406	—		—		406
Industrial Conglomerates	5,276	—		—		5,276
Information Technology Services	361	—		—		361
Insurance	12,107	—		—		12,107
Internet Software & Services	407	—		—		407
Leisure Equipment & Products	727	—		—		727
Life Sciences Tools & Services	87	—		—		87
Machinery	11,346	—		—		11,346
Marine	809	—		—		809
Media	6,333	—		—		6,333
Metals & Mining	9,841	—		—		9,841
Multi-Utilities	3,436	—		—		3,436
Multi-line Retail	934	—		—		934
Office Electronics	648	—		—		648
Oil, Gas & Consumable Fuels	14,525	—		—		14,525
Paper & Forest Products	655	—		—		655
Personal Products	345	—		—		345
Pharmaceuticals	30,851	—		—		30,851
Professional Services	788	—		—		788
Real Estate Investment Trusts (REITs)	3,814	—		—		3,814
Real Estate Management & Development	5,399	—		—		5,399
Road & Rail	3,666	—		—		3,666
Semiconductors & Semiconductor Equipment	3,037	—		—		3,037
Software	3,419	—		—		3,419
Specialty Retail	3,050	—		—		3,050
Textiles, Apparel & Luxury Goods	4,148	—		—		4,148
Tobacco	2,764	—		—		2,764
Trading Companies & Distributors	3,751	—		—		3,751
Transportation Infrastructure	212	—		—		212
Water Utilities	363	—		—		363
Wireless Telecommunication Services	7,104	—		—		7,104
Total Common Stocks	292,435	—	@	—	†	292,435
Short-Term Investments
Investment Company	85,597	—		—		85,597
Repurchase Agreement	—	3,745		—		3,745
Total Short-Term Investments	85,597	3,745		—		89,342
Foreign Currency Exchange Contracts	—	522		—		522
Futures Contracts	579	—		—		579
Total Assets	378,611	4,267		—	†	382,878
Liabilities:
Foreign Currency Exchange Contracts	—	(1,007)		—		(1,007)
Futures Contracts	(1,172)	—		—		(1,172)
Total Liabilities	(1,172)	(1,007)		—		(2,179)
Total	$377,439	$3,260		$—	†	$380,699

@    Value is less than $500.

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$—

†    Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asian Equity
Assets:
Common Stocks
Air Freight & Logistics	$85	$—	$—	$85
Automobiles	288	—	—	288
Chemicals	71	—	—	71
Commercial Banks	1,062	—	—	1,062
Commercial Services & Supplies	67	—	—	67
Computers & Peripherals	63	—	—	63
Construction & Engineering	397	—	—	397
Diversified Financial Services	384	—	—	384
Diversified Telecommunication Services	145	—	—	145
Electronic Equipment, Instruments & Components	154	—	—	154
Energy Equipment & Services	84	—	—	84
Food & Staples Retailing	177	—	—	177
Food Products	415	128	—	543
Health Care Equipment & Supplies	115	—	—	115
Health Care Providers & Services	192	—	—	192
Hotels, Restaurants & Leisure	76	—	—	76
Household Products	66	—	—	66
Industrial Conglomerates	267	—	—	267
Insurance	229	—	—	229
Internet Software & Services	250	—	—	250
Machinery	84	—	—	84
Media	204	—	—	204
Multi-line Retail	45	—	—	45
Oil, Gas & Consumable Fuels	285	135	—	420
Personal Products	101	—	—	101
Pharmaceuticals	212	—	—	212
Real Estate Management & Development	466	—	—	466
Semiconductors & Semiconductor Equipment	1,302	—	—	1,302
Software	89	—	—	89
Specialty Retail	212	—	—	212
Textiles, Apparel & Luxury Goods	192	—	—	192
Tobacco	273	—	—	273
Transportation Infrastructure	223	—	—	223
Wireless Telecommunication Services	149	—	—	149
Total Common Stocks	8,424	263	—	8,687
Short-Term Investment - Investment Company	203	—	—	203
Total Assets	$8,627	$263	$—	$8,890

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$6,283	$—	$—	$6,283
Airlines	10,684	—	—	10,684
Auto Components	1,670	—	—	1,670
Automobiles	20,216	—	—	20,216
Beverages	64,099	—	—	64,099
Chemicals	36,139	—	—	36,139
Commercial Banks	203,503	8,130	—	211,633
Commercial Services & Supplies	3,056	—	—	3,056
Computers & Peripherals	5,975	—	—	5,975
Construction & Engineering	30,579	—	—	30,579
Construction Materials	36,402	—	—	36,402
Diversified Consumer Services	3,143	—	—	3,143
Diversified Financial Services	41,669	—	—	41,669
Diversified Telecommunication Services	10,337	—	—	10,337
Electronic Equipment, Instruments & Components	9,222	—	—	9,222
Energy Equipment & Services	8,966	—	—	8,966
Food & Staples Retailing	52,390	—	—	52,390
Food Products	57,281	—	—	57,281
Health Care Providers & Services	17,319	—	—	17,319
Hotels, Restaurants & Leisure	23,604	—	—	23,604
Household Durables	9,731	—	—	9,731
Household Products	5,981	—	—	5,981
Independent Power Producers & Energy Traders	5,678	—	—	5,678
Industrial Conglomerates	41,414	—	—	41,414
Information Technology Services	21,673	—	—	21,673
Insurance	37,882	—	—	37,882
Internet Software & Services	30,052	—	—	30,052
Media	38,619	—	—	38,619
Metals & Mining	14,578	—	—	14,578
Multi-line Retail	19,024	5,867	—	24,891
Oil, Gas & Consumable Fuels	106,751	13,062	—	119,813
Paper & Forest Products	5,007	—	—	5,007
Personal Products	1,984	—	—	1,984
Pharmaceuticals	37,067	—	—	37,067
Real Estate Management & Development	30,352	6,499	—	36,851
Semiconductors & Semiconductor Equipment	108,198	—	—	108,198
Software	12,296	—	—	12,296
Specialty Retail	6,061	—	—	6,061
Textiles, Apparel & Luxury Goods	25,073	—	—	25,073
Tobacco	18,543	—	—	18,543
Transportation Infrastructure	17,141	—	—	17,141
Wireless Telecommunication Services	45,897	—	—	45,897
Total Common Stocks	1,281,539	33,558	—	1,315,097
Investment Company	9,078	—	—	9,078
Short-Term Investments
Investment Company	71,308	—	—	71,308
Repurchase Agreement	—	4,185	—	4,185
Total Short-Term Investments	71,308	4,185	—	75,493
Total Assets	1,361,925	37,743	—	1,399,668
Liabilities:
Foreign Currency Exchange Contracts	—	(123)	—	(123)
Total	$1,361,925	$37,620	$—	$1,399,545

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$2,026	$—	$—	$2,026
Airlines	1,363	—	—	1,363
Automobiles	2,115	—	—	2,115
Beverages	4,435	—	—	4,435
Commercial Banks	15,849	—	—	15,849
Construction & Engineering	304	—	—	304
Construction Materials	1,122	—	—	1,122
Diversified Financial Services	1,188	—	—	1,188
Diversified Telecommunication Services	2,458	—	—	2,458
Energy Equipment & Services	1,516	—	—	1,516
Food Products	764	—	—	764
Industrial Conglomerates	3,563	—	—	3,563
Media	1,128	—	—	1,128
Oil, Gas & Consumable Fuels	4,696	—	—	4,696
Real Estate Management & Development	1,682	—	—	1,682
Wireless Telecommunication Services	775	—	—	775
Total Common Stocks	44,984	—	—	44,984
Participation Notes	—	7,745	—	7,745
Short-Term Investment - Investment Company	4,145	—	—	4,145
Total Assets	$49,129	$7,745	$—	$56,874

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Beverages	$126	$—	$—	$126
Commercial Services & Supplies	174	—	—	174
Communications Equipment	86	—	—	86
Computers & Peripherals	105	—	—	105
Diversified Consumer Services	23	—	—	23
Diversified Financial Services	72	—	—	72
Food Products	379	—	—	379
Hotels, Restaurants & Leisure	199	—	—	199
Industrial Conglomerates	106	—	—	106
Information Technology Services	164	—	—	164
Insurance	153	—	—	153
Internet & Catalog Retail	167	—	—	167
Internet Software & Services	301	—	—	301
Media	144	—	—	144
Multi-line Retail	63	—	—	63
Oil, Gas & Consumable Fuels	6	—	—	6
Professional Services	75	—	—	75
Road & Rail	47	—	—	47
Specialty Retail	118	—	—	118
Textiles, Apparel & Luxury Goods	289	—	—	289
Tobacco	55	—	—	55
Transportation Infrastructure	16	—	—	16
Total Common Stocks	2,868	—	—	2,868
Short-Term Investment - Investment Company	188	—	—	188
Total Assets	$3,056	$—	$—	$3,056

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Discovery
Assets:
Common Stocks
Beverages	$166	$—	$—		$166
Commercial Services & Supplies	498	—	—		498
Communications Equipment	521	—	—		521
Computers & Peripherals	262	—	—		262
Construction & Engineering	40	—	—		40
Diversified Financial Services	419	—	—		419
Food Products	952	—	—		952
Health Care Equipment & Supplies	285	—	—		285
Hotels, Restaurants & Leisure	630	—	—		630
Insurance	120	—	—		120
Internet Software & Services	715	—	26		741
Metals & Mining	27	—	—		27
Oil, Gas & Consumable Fuels	36	—	—		36
Semiconductors & Semiconductor Equipment	520	—	—		520
Software	317	—	—		317
Specialty Retail	442	—	—		442
Textiles, Apparel & Luxury Goods	1,078	—	—		1,078
Transportation Infrastructure	46	—	—		46
Total Common Stocks	7,074	—	26		7,100
Preferred Stock	—	—	9		9
Convertible Preferred Stocks	—	—	3	†	3
Call Options Purchased	50	—	—		50
Corporate Bond	—	56	—		56
Short-Term Investment - Investment Company	308	—	—		308
Total Assets	$7,432	$56	$38	†	$7,526

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)	Preferred Stock (000)	Convertible Preferred Stocks (000)
Beginning Balance	$25	$9	$5
Purchases	—	—	—
Sales	—	—	—
Beginning Balance	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate action	—	—	—
Change in unrealized appreciation/depreciation	1	—	(2)
Realized gains (losses)	—	—	—
Ending Balance	$26	$9	$3	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$1	$—	$(2)

†      Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
MSIF Global Discovery Portfolio	March 28, 2013 (000)	Technique	Input	Range		Average	Increase in Input
Computer Services, Software & Systems
Preferred Stock	$9	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	17.5%	17.0%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9x	9.5x	8.7x	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease

Internet Software & Services
Common Stock	$26	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
Convertible Preferred Stock	$3		Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4x	19.3x	16.6x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$53,663	$—	$—	$53,663
Diversified Financial Services	9,988	—	—	9,988
Electrical Equipment	6,831	—	—	6,831
Food Products	140,101	—	—	140,101
Household Products	66,387	—	—	66,387
Information Technology Services	39,469	—	—	39,469
Insurance	3,892	—	—	3,892
Personal Products	8,720	—	—	8,720
Pharmaceuticals	27,211	—	—	27,211
Professional Services	8,587	—	—	8,587
Software	48,443	—	—	48,443
Textiles, Apparel & Luxury Goods	6,085	—	—	6,085
Tobacco	121,166	—	—	121,166
Total Common Stocks	540,543	—	—	540,543
Short-Term Investment - Investment Company	13,549	—	—	13,549
Total Assets	$554,092	$—	$—	$554,092

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Beverages	$63	$—	$—	$63
Chemicals	53	—	—	53
Communications Equipment	76	—	—	76
Computers & Peripherals	60	—	—	60
Diversified Financial Services	80	—	—	80
Diversified Telecommunication Services	39	—	—	39
Food Products	189	—	—	189
Hotels, Restaurants & Leisure	172	—	—	172
Industrial Conglomerates	71	—	—	71
Insurance	30	—	—	30
Metals & Mining	48	—	—	48
Multi-line Retail	36	—	—	36
Real Estate Investment Trusts (REITs)	19	—	—	19
Real Estate Management & Development	43	—	—	43
Road & Rail	26	—	—	26
Semiconductors & Semiconductor Equipment	40	—	—	40
Specialty Retail	65	—	—	65
Textiles, Apparel & Luxury Goods	73	—	—	73
Total Common Stocks	1,183	—	—	1,183
Fixed Income Security - Corporate Bond	—	18	—	18
Short-Term Investment - Investment Company	10	—	—	10
Total Assets	$1,193	$18	$—	$1,211

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$427	$—	$—		$427
Capital Markets	378	—	—		378
Chemicals	193	—	—		193
Computers & Peripherals	201	—	—		201
Diversified Consumer Services	523	—	—		523
Diversified Financial Services	139	—	—		139
Electric Utilities	217	—	—	†	217
Food Products	230	—	—		230
Hotels, Restaurants & Leisure	615	—	—		615
Information Technology Services	512	—	—		512
Insurance	157	—	—		157
Internet & Catalog Retail	836	—	—		836
Internet Software & Services	1,757	—	—		1,757
Marine	144	—	—		144
Media	238	—	—		238
Real Estate Management & Development	272	—	—		272
Road & Rail	433	—	—		433
Textiles, Apparel & Luxury Goods	780	—	—		780
Transportation Infrastructure	247	—	—		247
Total Common Stocks	8,299	—	—	†	8,299
Convertible Preferred Stocks	—	—	—	@†	—	@
Participation Notes	—	532	—		532
Short-Term Investment - Investment Company	431	—	—		431
Total Assets	$8,730	$532	$—	@†	$9,262

†      Includes one or more securities which are valued at zero.

@    Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$9
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	—		(9)
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	@†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$—		$(9)

@    Value is less than $500.

†      Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$793,711	$—	$—	†	$793,711
Health Care	113,482	—	—		113,482
Industrial	85,162	—	13,585		98,747
Lodging/Resorts	96,074	—	—		96,074
Mixed Industrial/Office	15,587	—	—		15,587
Office	250,387	—	—		250,387
Residential	233,782	—	—		233,782
Retail	512,391	—	—		512,391
Self Storage	52,918	—	—		52,918
Total Common Stocks	2,153,494	—	13,585	†	2,167,079
Short-Term Investment - Investment Company	23,943	—	—		23,943
Total Assets	$2,177,437	$—	$13,585	†	$2,191,022

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$13,745	†
Purchases	441
Sales	(600)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(1)
Realized gains (losses)
Ending Balance	$13,585	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(1)

†      Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

	Fair Value at	Valuation	Unobservable
Global Real Estate	March 28, 2013 (000)	Technique	Input
Industrial
Common Stocks	$13,585	Adjusted Capital Balance	Underlying Investment Financial Statements

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$428	$—	$—	$428
Capital Markets	85	—	—	85
Commercial Services & Supplies	44	—	—	44
Diversified Consumer Services	69	—	—	69
Diversified Telecommunication Services	42	—	—	42
Electric Utilities	141	—	—	141
Food & Staples Retailing	178	—	—	178
Food Products	356	—	—	356
Hotels, Restaurants & Leisure	55	—	—	55
Household Products	93	—	—	93
Machinery	40	—	—	40
Marine	92	—	—	92
Media	54	—	—	54
Professional Services	44	—	—	44
Real Estate Management & Development	127	—	—	127
Road & Rail	230	—	—	230
Textiles, Apparel & Luxury Goods	454	—	—	454
Tobacco	128	—	—	128
Total Common Stocks	2,660	—	—	2,660
Participation Notes	—	182	—	182
Short-Term Investment - Investment Company	129	—	—	129
Total Assets	$2,789	$182	$—	$2,971

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Auto Components	$37,707	$—	$—	$37,707
Automobiles	142,431	—	—	142,431
Beverages	79,177	—	—	79,177
Capital Markets	72,976	—	—	72,976
Chemicals	111,479	—	—	111,479
Commercial Banks	385,277	—	—	385,277
Commercial Services & Supplies	46,150	—	—	46,150
Construction Materials	112,401	—	—	112,401
Diversified Telecommunication Services	94,387	—	—	94,387
Electric Utilities	90,212	—	—	90,212
Electrical Equipment	104,513	—	—	104,513
Electronic Equipment, Instruments & Components	199,323	—	—	199,323
Energy Equipment & Services	46,969	—	—	46,969
Food & Staples Retailing	91,924	—	—	91,924
Food Products	455,093	—	—	455,093
Household Durables	65,203	—	—	65,203
Household Products	253,458	—	—	253,458
Industrial Conglomerates	67,077	—	—	67,077
Insurance	412,110	—	—	412,110
Machinery	76,397	—	—	76,397
Media	16,181	—	—	16,181
Metals & Mining	137,924	—	—	137,924
Oil, Gas & Consumable Fuels	381,765	—	—	381,765
Pharmaceuticals	650,536	—	—	650,536
Real Estate Management & Development	73,699	—	—	73,699
Semiconductors & Semiconductor Equipment	8,921	—	—	8,921
Software	97,793	—	—	97,793
Tobacco	378,335	—	—	378,335
Trading Companies & Distributors	42,508	—	—	42,508
Wireless Telecommunication Services	137,685	—	—	137,685
Total Common Stocks	4,869,611	—	—	4,869,611
Short-Term Investment - Investment Company	267,631	—	—	267,631
Total Assets	$5,137,242	$—	$—	$5,137,242

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Beverages	$707	$—	$—		$707
Capital Markets	257	—	—		257
Diversified Consumer Services	364	—	—		364
Electric Utilities	272	—	—	†	272
Food & Staples Retailing	297	—	—		297
Food Products	511	—	—		511
Hotels, Restaurants & Leisure	286	—	—		286
Household Products	104	—	—		104
Insurance	179	—	—		179
Internet & Catalog Retail	85	—	—		85
Internet Software & Services	470	—	—		470
Marine	176	—	—		176
Media	226	—	—		226
Real Estate Management & Development	283	—	—		283
Road & Rail	530	—	—		530
Textiles, Apparel & Luxury Goods	883	—	—		883
Total Common Stocks	5,630	—	—	†	5,630
Convertible Preferred Stocks	—	—	—	@†	—	@
Participation Notes	—	351	—		351
Short-Term Investment - Investment Company	370	—	—		370
Total Assets	$6,000	$351	$—	@†	$6,351

@    Value is less than $500.

†      Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$3
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	—		(3)
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	@†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$—		$(3)

@    Value is less than $500.

†      Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$80,842	$—	$—	†	$80,842
Health Care	214	—	—		214
Industrial	6,255	—	—		6,255
Office	18,929	—	—		18,929
Residential	2,836	—	—		2,836
Retail	28,020	—	—		28,020
Self Storage	874	—	—		874
Total Common Stocks	137,970	—	—	†	137,970
Short-Term Investment - Investment Company	1,358	—	—		1,358
Total Assets	$139,328	$—	$—	†	$139,328

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investment still held as of March 28, 2013	$—

†      Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$1,462	$—	$—	$1,462
Beverages	5,474	—	—	5,474
Capital Markets	2,817	—	—	2,817
Chemicals	2,118	—	—	2,118
Construction & Engineering	619	—	—	619
Diversified Financial Services	7,149	—	—	7,149
Electronic Equipment, Instruments & Components	—	—	153	153
Food Products	6,133	—	—	6,133
Health Care Equipment & Supplies	1,706	—	—	1,706
Health Care Providers & Services	1,686	—	—	1,686
Hotels, Restaurants & Leisure	16,381	—	—	16,381
Industrial Conglomerates	1,886	—	—	1,886
Insurance	7,314	—	—	7,314
Internet & Catalog Retail	3,695	—	—	3,695
Leisure Equipment & Products	1,232	—	—	1,232
Machinery	4,230	—	—	4,230
Media	1,428	—	—	1,428
Metals & Mining	926	—	—	926
Multi-line Retail	6,695	—	—	6,695
Personal Products	2,715	—	—	2,715
Real Estate Management & Development	2,097	—	—	2,097
Road & Rail	3,383	—	—	3,383
Software	1,227	—	—	1,227
Specialty Retail	12,299	—	—	12,299
Textiles, Apparel & Luxury Goods	7,580	—	—	7,580
Transportation Infrastructure	910	—	—	910
Total Common Stocks	103,162	—	153	103,315
Short-Term Investment - Investment Company	3,852	—	—	3,852
Total Assets	$107,014	$—	$153	$107,167

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Small Cap	Common Stock (000)
Beginning Balance	$318
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	$(165)
Realized gains (losses)	—
Ending Balance	$153

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(165)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
International Small Cap	March 28, 2013 (000)	Technique	Input	Range		Average	Increase in Input
Electronic Equipment, Instruments & Components
Common Stock	$153	Asset Approach	Net Tangible Assets	$0.11	$0.11	$0.11	Increase
		Market Approach	Enterprise Value/Revenue	9.3x	9.3x	9.3x	Increase
		Income Approach	Weighted Average Cost of Capital	18%	18%	18%	Decrease
			Discount for Lack of Marketability	65%	65%	65%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Select Global Infrastructure
Assets:
Common Stocks
Airports	$977	$—	$—	$977
Communications	3,179	—	—	3,179
Diversified	918	—	—	918
Oil & Gas Storage & Transportation	10,733	—	—	10,733
Ports	103	—	—	103
Toll Roads	1,183	—	—	1,183
Transmission & Distribution	2,921	—	—	2,921
Water	995	—	—	995
Total Common Stocks	21,009	—	—	21,009
Short-Term Investment - Investment Company	744	—	—	744
Total Assets	$21,753	$—	$—	$21,753

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Advantage
Assets:
Common Stocks
Advertising Agencies	$91	$—	$—		$91
Alternative Energy	166	—	—		166
Asset Management & Custodian	373	—	—		373
Beverage: Brewers & Distillers	571	—	—		571
Beverage: Soft Drinks	566	—	—		566
Commercial Services	369	—	—		369
Communications Technology	540	—	—		540
Computer Services, Software & Systems	1,924	—	—		1,924
Computer Technology	626	—	—		626
Consumer Lending	1,592	—	—		1,592
Diversified Media	195	—	—		195
Diversified Retail	1,438	—	—		1,438
Financial Data & Systems	411	—	—		411
Foods	999	—	—		999
Insurance: Property-Casualty	784	—	—		784
Oil: Integrated	266	—	—		266
Pharmaceuticals	582	—	—		582
Real Estate Investment Trusts (REIT)	238	—	—		238
Recreational Vehicles & Boats	482	—	—		482
Restaurants	694	—	—		694
Scientific Instruments: Gauges & Meters	214	—	—		214
Scientific Instruments: Pollution Control	153	—	—		153
Textiles Apparel & Shoes	832	—	—		832
Tobacco	257	—	—		257
Total Common Stocks	14,363	—	—		14,363
Convertible Preferred Stock	—	—	—	†	—
Short-Term Investment - Investment Company	478	—	—		478
Total Assets	$14,841	$—	$—	†	$14,841

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Advantage	Convertible Preferred Stock (000)
Beginning Balance	$4
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(4)
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(4)

†                 Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Alternative Energy	$12,973	$—	$—		$12,973
Asset Management & Custodian	22,247	—	—		22,247
Automobiles	9,227	—	—		9,227
Beverage: Brewers & Distillers	24,546	—	—		24,546
Biotechnology	21,618	—	—		21,618
Chemicals: Diversified	26,552	—	—		26,552
Commercial Services	7,980	—	—		7,980
Communications Technology	34,516	—	—		34,516
Computer Services, Software & Systems	173,625	—	—		173,625
Computer Technology	45,560	—	—		45,560
Consumer Lending	74,869	—	—		74,869
Diversified Media	22,779	—	—		22,779
Diversified Retail	106,737	—	—		106,737
Financial Data & Systems	23,860	—	—		23,860
Foods	30,504	—	—		30,504
Insurance: Multi-Line	8,706	—	—		8,706
Insurance: Property-Casualty	26,559	—	—		26,559
Medical Equipment	21,934	—	—		21,934
Pharmaceuticals	37,170	—	—		37,170
Real Estate Investment Trusts (REIT)	13,700	—	—		13,700
Recreational Vehicles & Boats	30,195	—	—		30,195
Restaurants	21,401	—	—		21,401
Semiconductors & Components	8,633	—	—		8,633
Textiles Apparel & Shoes	6,593	—	—		6,593
Total Common Stocks	812,484	—	—		812,484
Convertible Preferred Stock	—	—	—	†	—
Short-Term Investment - Investment Company	31,427	—	—		31,427
Total Assets	$843,911	$—	$—	†	$843,911

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Convertible Preferred Stock (000)
Beginning Balance	$522
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(522)
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(522)

†      Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Beverage: Brewers & Distillers	$52	$—	$—	$52
Beverage: Soft Drinks	43	—	—	43
Chemicals: Diversified	95	—	—	95
Communications Technology	99	—	—	99
Computer Services, Software & Systems	80	—	—	80
Computer Technology	68	—	—	68
Consumer Lending	78	—	—	78
Consumer Services: Miscellaneous	52	—	—	52
Diversified Retail	69	—	—	69
Foods	172	—	—	172
Home Building	85	—	—	85
Insurance: Property-Casualty	160	—	—	160
Machinery: Agricultural	27	—	—	27
Machinery: Industrial	20	—	—	20
Office Supplies & Equipment	70	—	—	70
Oil: Integrated	29	—	—	29
Pharmaceuticals	72	—	—	72
Real Estate	46	—	—	46
Restaurants	17	—	—	17
Semiconductors & Components	146	—	—	146
Specialty Retail	21	—	—	21
Total Common Stocks	1,501	—	—	1,501
Corporate Bond	—	18	—	18
Short-Term Investment - Investment Company	125	—	—	125
Total Assets	$1,626	$18	$—	$1,644

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Opportunity
Assets:
Common Stocks
Air Transport	$2,772	$—	$—		$2,772
Alternative Energy	3,357	—	—		3,357
Asset Management & Custodian	4,335	—	—		4,335
Beverage: Brewers & Distillers	3,878	—	—		3,878
Casinos & Gambling	8,080	—	—		8,080
Chemicals: Diversified	9,846	—	—		9,846
Computer Services, Software & Systems	40,780	—	—		40,780
Computer Technology	7,085	—	—		7,085
Consumer Lending	27,547	—	—		27,547
Diversified Retail	41,062	—	—		41,062
Education Services	3,584	—	—		3,584
Financial Data & Systems	7,905	—	—		7,905
Foods	4,626	—	—		4,626
Insurance: Multi-Line	6,300	—	—		6,300
Personal Care	3,866	—	—		3,866
Real Estate Investment Trusts (REIT)	7,730	—	—		7,730
Textiles Apparel & Shoes	18,260	—	—		18,260
Truckers	7,576	—	—		7,576
Total Common Stocks	208,589	—	—		208,589
Convertible Preferred Stock	—	—	—	†	—
Participation Note	—	6,931	—		6,931
Short-Term Investment - Investment Company	1,365	—	—		1,365
Total Assets	$209,954	$6,931	$—	†	216,885

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Opportunity	Convertible Preferred Stock
Beginning Balance	$281
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(281)
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(281)

†      Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Advertising Agencies	$15,017	$—	$—		$15,017
Air Transport	21,526	—	—		21,526
Alternative Energy	4,309	—	—		4,309
Asset Management & Custodian	32,768	—	—		32,768
Banks: Diversified	24,603	—	—		24,603
Beverage: Brewers & Distillers	43,027	—	—		43,027
Building Materials	11,603	—	—		11,603
Cement	36,279	—	—		36,279
Chemicals: Diversified	62,508	—	—		62,508
Commercial Services	251,663	—	—		251,663
Computer Services, Software & Systems	173,938	—	—		173,938
Computer Technology	24,973	—	—		24,973
Consumer Electronics	10,438	—	—		10,438
Diversified Retail	69,981	—	—		69,981
Electronic Components	8,375	—	—		8,375
Entertainment	40,505	—	9,179		49,684
Foods	81,309	—	—		81,309
Health Care Management Services	33,694	—	—		33,694
Health Care Services	65,080	—	—		65,080
Insurance: Multi-Line	23,895	—	—		23,895
Machinery: Industrial	19,622	—	—		19,622
Medical & Dental Instruments & Supplies	25,373	—	—		25,373
Medical Services	4,165	—	—		4,165
Oil Well Equipment & Services	20,652	—	—		20,652
Oil: Crude Producers	8,711	—	—		8,711
Pharmaceuticals	19,332	—	—		19,332
Publishing	20,945	—	—		20,945
Restaurants	20,900	—	—		20,900
Scientific Instruments: Pollution Control	22,047	—	—		22,047
Semiconductors & Components	53,457	—	—		53,457
Specialty Retail	34,425	—	—		34,425
Technology: Miscellaneous	11,319	—	—		11,319
Telecommunications Equipment	42,528	—	—		42,528
Truckers	8,011	—	—		8,011
Utilities: Electrical	43,777	—	—	†	43,777
Total Common Stocks	1,390,755	—	9,179	†	1,399,934
Preferred Stocks	—	—	12,816		12,816
Convertible Preferred Stocks	—	—	60,834	†	60,834
Promissory Notes	—	—	822		822
Short-Term Investment - Investment Company	90,713	—	—		90,713
Total Assets	$1,481,468	$—	$83,651	†	$1,565,119

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)		Promissory Notes (000)
Beginning Balance	$10,104	†	$12,313	$53,571		$822
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		—	—		—
Change in unrealized appreciation/depreciation	(925)		503	7,263		—
Realized gains (losses)	—		—	—		—
Ending Balance	$9,179	†	$12,816	$60,834	†	$822

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(925)		$503	$7,263		$—

†      Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
Small Company Growth	March 28, 2013 (000)	Technique	Input	Range		Average	Increase in Input
Advertising Agencies
Preferred Stock	$1,401	Market Transaction	Precedent Transaction	$4.18	$4.18	$4.18	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.5%	13.5%	13.0%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x	8.0x	5.5x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

Preferred Stock - Escrow	$130	Discount for Escrow	Discount for Lack of Marketability	35%	35%	35%	Decrease

Promissory Note	$793	Market Transaction	Precedent Transaction	$100.00	$100.00	$100.00	Increase

Promissory Note - Escrow	$29	Discount for Escrow	Discount for Lack of Marketability	74.4%	74.4%	74.4%	Decrease

Computer Services, Software & Systems
Convertible Preferred Stock	$37,510	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	15.5%	15.0%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.3x	8.5x	8.4x	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease
			Enterprise Value/Monthly Active Users	$46.04	$62.29	$54.16	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease

Convertible Preferred Stock	$9,656	Adjusted Stock Price	Discount for Illiquidity	1.67%	1.67%	1.67%	Decrease

Consumer Services: Miscellaneous
Convertible Preferred Stock	$13,668	Adjusted Stock Price	Discount for Illiquidity	8.33%	8.33%	8.33%	Decrease

Entertainment
Common Stock	$9,179	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	16.0%	15.6%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/EBITDA	11.1x	24.5x	19.7x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

Health Care Services
Preferred Stock	$11,285	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.0x	17.5x	13.4x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$188,504	$—	$—	$188,504
Diversified	112,068	—	—	112,068
Health Care	126,606	—	—	126,606
Industrial	30,382	—	37,868	68,250
Lodging/Resorts	99,402	—	—	99,402
Manufactured Homes	20,364	—	—	20,364
Mixed Industrial/Office	14,584	—	—	14,584
Office	85,153	—	6,116	91,269
Regional Malls	213,550	—	—	213,550
Self Storage	49,518	—	—	49,518
Shopping Centers	61,737	—	—	61,737
Total Common Stocks	1,001,868	—	43,984	1,045,852
Short-Term Investment - Investment Company	28,984	—	—	28,984
Total Assets	$1,030,852	$—	$43,984	$1,074,836

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)

Beginning Balance	$44,843
Purchases	442
Sales	(1,304)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	3
Realized gains (losses)	—
Ending Balance	$43,984

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$3

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	March 28, 2013 (000)	Technique	Input
Industrial
Common Stocks	$37,868	Adjusted Capital Balance	Underlying Investment Financial Statements

Office
Common Stocks	$6,116	Adjusted Capital Balance	Underlying Investment Financial Statements

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Domestic Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,895	$—	$1,895
Sovereign	—	60,919	—	60,919
Total Fixed Income Securities	—	62,814	—	62,814
Warrant	—	15	—	15
Short-Term Investments
Investment Company	1,248	—	—	1,248
Sovereign	—	330	—	330
Total Short-Term Investments	1,248	330	—	1,578
Foreign Currency Exchange Contracts	—	28	—	28
Total Assets	1,248	63,187	—	64,435
Liabilities:
Foreign Currency Exchange Contracts	—	(42)	—	(42)
Total	$1,248	$63,145	$—	$64,393

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets External Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,639	$—	$1,639
Sovereign	—	19,964	—	19,964
Total Fixed Income Securities	—	21,603	—	21,603
Short-Term Investment - Investment Company	1,432	—	—	1,432
Foreign Currency Exchange Contracts	—	1	—	1
Futures Contracts	3	—	—	3
Total Assets	1,435	21,604	—	23,039
Liabilities:
Foreign Currency Exchange Contracts	—	(3)	—	(3)
Total	$1,435	$21,601	$—	$23,036

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at March 28, 2013 were valued using other significant observable inputs at December 31, 2012 which resulted in their Level 1 classification. The values of the transfers were approximately as follows:

Active International Allocation	Asian Equity	Emerging Markets	Frontier Emerging Markets
$286,382,000	$6,585,000	$1,001,426,000	$26,460,000

Global Advantage	Global Discovery	Global Franchise	Global Insight
$1,161,000	$3,747,000	$345,382,000	$792,000

Global Opportunity	Global Real Estate	International Advantage	International Equity
$2,578,000	$1,100,418,000	$2,047,000	$4,756,734,000

International Opportunity	International Real Estate	International Small Cap	Select Global Infrastructure
$3,550,000	$131,117,000	$83,473,000	$7,657,000

Advantage	Growth	Opportunity	Small Company Growth
$1,443,000	$73,864,000	$28,440,000	$23,438,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 31, 2012 were valued using other significant observable inputs at March 28, 2013 which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Active International Allocation		Asian Equity	Emerging Markets
$—	@	$135,000	$13,062,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013